As filed with the Securities and Exchange Commission on [date]





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)



                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)



                               JEANINE M. BAJCZYK
                              ADVISORS SERIES TRUST
                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                     (Name and address of agent for service)



                                 (414) 765-6609
              (Registrant's telephone number, including area code)



Date of fiscal year end:  NOVEMBER 30, 2007
                          -----------------



Date of reporting period:  NOVEMBER 30, 2007
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.



                                                        PIA LOGO


                                                       PIA Funds

                                                  - PIA BBB BOND FUND

                                        Managed Account Completion Shares (MACS)

                                                  - PIA MBS BOND FUND

                                        Managed Account Completion Shares (MACS)
















                                                                 Annual Report

                                                               November 30, 2007

Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2007 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

Economic growth continued throughout the year. However, the housing sector still exhibited signs of considerable weakness. To help ease the impact of a potential recession, the Federal Reserve began easing monetary policy in September 2007 by lowering the funds rate from 5.25% to 4.75% then again in October to 4.50%. Yields on 6-month treasury bills declined 174 basis points during the period while yields on 5-year treasuries fell by 106 basis points and yields on 30-year treasuries declined by 18 basis points.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds. PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Funds.

PIA BBB Bond Fund
The return of the BBB Fund for the twelve month period ending November 30 was 3.87% compared to the Lehman Brothers Baa Credit Index return of 3.63%. Interest rate spreads on corporate bonds over treasuries widened significantly during the period. The Fund's return approximated the benchmark index due to a strategy having a broad diversification of BBB issuers, industry sectors and range of maturities. The bonds held in the Fund represent close to one hundred different issuers.

PIA MBS Bond Fund
The return of the MBS Fund for the twelve month period ending November 30 was 6.30% compared to the Lehman Brothers MBS Fixed Rate Index return of 6.41%. The Fund's return approximated the benchmark index due to broad diversification of coupon and sector selection.

Please take a moment to review your Fund(s)' statement of assets and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2008.

/S/ LLOYD McADAMS
-----------------

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PLEASE REFER TO THE FOLLOWING PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES. INVESTMENTS IN ASSET-BACKED AND MORTGAGE-BACKED SECURITIES INCLUDE ADDITIONAL RISKS THAT INVESTORS SHOULD BE AWARE OF SUCH AS CREDIT RISK, PREPAYMENT RISK, POSSIBLE ILLIQUIDITY AND DEFAULT, AS WELL AS INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC DEVELOPMENTS.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
(FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 1/08

                                   PIA FUNDS
                               PIA BBB BOND FUND
                    PERFORMANCE RESULTS - NOVEMBER 30, 2007

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                    PIA BBB BOND FUND VS THE LEHMAN BROTHERS
          BAA CREDIT INDEX AND THE LEHMAN BROTHERS BAA CORPORATE INDEX


GRAPH OMITTED



                  PIA BBB           LEHMAN BROTHERS         LEHMAN BROTHERS
     DATE        BOND FUND          Baa CREDIT INDEX     Baa CORPORATE INDEX
--------------------------------------------------------------------------------
   9/25/2003       10,000               10,000                10,000
  11/30/2003        9,930               10,095                 9,988
  11/30/2004       10,384               10,710                10,579
  11/30/2005       10,566               10,911                10,719
  11/30/2006       11,246               11,624                11,420
  11/30/2007       11,681               12,046                11,803


                                                              SINCE
AVERAGE ANNUAL TOTAL RETURN*                   1 YEAR      INCEPTION**
----------------------------                   ------      -----------
PIA BBB Bond Fund                               3.87%         3.79%
Lehman Brothers Baa Credit Index                3.63%         4.55%
Lehman Brothers Baa Corporate Index             3.36%         4.06%

         PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

         This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 25, 2003. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

         ** The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers - PIA). The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund. At that time, the Fund began investing in BBB rated bonds. U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Lehman Baa Credit Index) as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

                                   PIA FUNDS
                               PIA BBB BOND FUND
              PERFORMANCE RESULTS - NOVEMBER 30, 2007 (CONTINUED)

         The Lehman Brothers Baa Credit Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

         The Lehman Brothers Baa Corporate Index includes only corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

         Indices do not incur expenses and are not available for investment.

--------------
* Average Annual Total Return represents the average change in account value over the periods indicated.
** The since inception returns for the Fund and the Lehman Baa Credit Index are from September 25, 2003 through November 30, 2007. The since inception return for the Lehman Baa Corporate Index is from September 30, 2003 through November 30, 2007.

                                   PIA FUNDS
                               PIA MBS BOND FUND
                    PERFORMANCE RESULTS - NOVEMBER 30, 2007

        Comparison of the change in value of a $10,000 investment in the PIA MBS Bond Fund vs the Lehman Brothers MBS Fixed Rate Index


GRAPH OMITTED

                              PIA MBS           LEHMAN BROTHERS
                 DATE        BOND FUND       MBS FIXED RATE INDEX
             -----------------------------------------------------
              2/28/2006       10,000             10,000
             11/30/2006       10,486             10,469
             11/30/2007       11,147             11,140


                                                              SINCE
AVERAGE ANNUAL TOTAL RETURN*                   1 YEAR       INCEPTION
----------------------------                   ------       ---------

PIA MBS Bond Fund                               6.30%         6.39%
Lehman Brothers MBS Fixed Rate Index            6.41%         6.36%

         PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-251-1970.

         This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

         The Lehman Brothers MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.

         Indices do not incur expenses and are not available for investment.


-----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                   PIA FUNDS
                      EXPENSE EXAMPLE - NOVEMBER 30, 2007
                                  (UNAUDITED)

         As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/07 - 11/30/07).

ACTUAL EXPENSES

         The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Expenses Paid
                                       Beginning      Ending       During Period
                                     Account Value  Account Value     6/1/07 -
                                        6/1/07        11/30/07       11/30/07*
                                        ------        --------       ---------

PIA BBB Bond Fund
        Actual                         $1,000.00     $1,033.40         $0.00
        Hypothetical
        (5% return before expenses)    $1,000.00     $1,025.07         $0.00

PIA MBS Bond Fund
        Actual                         $1,000.00     $1,053.20         $0.00
        Hypothetical
        (5% return before expenses)    $1,000.00     $1,025.07         $0.00

------------
* Expenses are equal to the Funds' annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                   PIA FUNDS
                               PIA BBB BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2007
                                  (UNAUDITED)

INVESTMENTS BY SECTOR
AS A PERCENTAGE OF NET ASSETS


PIE CHART OMITTED                Utilities                        16%
                                 Telecommunications               12%
                                 Media                            12%
                                 Consumer Non-cyclical            10%
                                 Energy                           10%
                                 Financial                         8%
                                 Industrial                        8%
                                 Cash Equivalents
                                   and Other Assets                7%
                                 Consumer Cyclical                 5%
                                 Sovereign Government              4%
                                 U.S. Government                   4%
                                 Basic Materials                   3%
                                 Technology                        1%

                                   PIA FUNDS
                               PIA MBS BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2007
                                  (UNAUDITED)

INVESTMENTS BY ISSUER
AS A PERCENTAGE OF NET ASSETS



PIE CHART OMITTED                Federal National
                                   Mortgage Assoc.                48%
                                 Federal Home Loan
                                   Mortgage Corp.                 36%
                                 Government National
                                   Mortgage Assoc.                13%
                                 United States Treasury            3%
                                 Cash Equivalents and
                                   Other Assets                    0%



                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007

PIA BBB BOND FUND
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 89.4%
AEROSPACE/DEFENSE 0.9%
              Northrup Grumman Corp.
$ 870,000       7.75%, due 2/15/31 ...............................    $1,098,475
              Raytheon Co.
  550,000       7.20%, due 8/15/27 ...............................       638,272
                                                                      ----------
                                                                       1,736,747
                                                                      ----------

BANKS 1.9%
              Sovereign Bank
2,000,000       5.125%, due 3/15/13 ..............................     1,979,378
              Zions Bancorp
1,750,000       5.50%, due 11/16/15 ..............................     1,694,970
                                                                      ----------
                                                                       3,674,348
                                                                      ----------


BUILDING MATERIALS 1.3%
              Hanson PLC
  900,000       6.125%, due 8/15/16 ..............................       923,180
              Masco Corp.
1,500,000       5.85%, due 3/15/17 ...............................     1,467,861
                                                                      ----------
                                                                       2,391,041
                                                                      ----------

CONSTRUCTION 1.2%
              Centex Corp.
  625,000       5.25%, due 6/15/15 ...............................       509,646
              CRH America, Inc.
1,800,000       6.00%, due 9/30/16 ...............................     1,782,243
                                                                      ----------
                                                                       2,291,889
                                                                      ----------

CONSUMER PRODUCTS 1.3%
              Clorox Co.
1,900,000       5.95%, due 10/15/17 ..............................     1,928,815
              Fortune Brands, Inc.
  575,000       5.375%, due 1/15/16 ..............................       547,008
                                                                      ----------
                                                                       2,475,823
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES 0.3%
              Countrywide Financial Corp.
  750,000       5.80%, due 6/7/12 ................................       562,869
                                                                      ----------





PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING 0.5%
              Tyco International Group SA
$  300,000      6.00%, due 11/15/13 ..............................    $  311,205
   600,000      6.875%, due 1/15/29 ..............................       633,773
                                                                      ----------
                                                                         944,978
                                                                      ----------
ELECTRIC UTILITIES 15.3%
              Arizona Public Service Co.
 1,705,000      5.80%, due 6/30/14 ...............................     1,733,462
              CenterPoint Energy
 1,075,000      7.75%, due 2/15/11 ...............................     1,159,851
              Constellation Energy Group
 1,200,000      7.60%, due 4/1/32 ................................     1,354,784
              Consumers Energy
 1,750,000      5.50%, due 8/15/16 ...............................     1,762,709
              Dominion Resources, Inc.
 2,475,000      5.15%, due 7/15/15 ...............................     2,400,188
              DTE Energy Co.
 1,850,000      7.05%, due 6/1/11 ................................     1,970,640
              Exelon Corp.
 1,600,000      6.75%, due 5/1/11 ................................     1,676,899
   650,000      5.625%, due 6/15/35 ..............................       582,630
              FirstEnergy Corp.
 1,075,000      6.45%, due 11/15/11 ..............................     1,111,112
 1,525,000      7.375%, due 11/15/31 .............................     1,644,351
              Indiana Michigan Power
 1,800,000      6.05%, due 3/15/37 ...............................     1,720,804
              MidAmerican Energy Holdings Co.
 1,750,000      6.125%, due 4/1/36 ...............................     1,747,944
              NiSource Finance Corp.
   950,000      5.40%, due 7/15/14 ...............................       952,082
              Oncor Electric Delivery
   250,000      7.00%, due 5/1/32 ................................       261,930
              Pacific Gas & Electric
 1,935,000      6.05%, due 3/1/34 ................................     1,921,447
              PPL Energy Supply, LLC
 1,150,000      6.40%, due 11/1/11 ...............................     1,210,995

   The accompanying notes are an integral part of these financial statements.

                                      -9-

                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES 15.3% (continued)
              Progress Energy, Inc.
$1,916,000      7.10%, due 3/1/11 ................................    $2,047,137
              PSEG Power, LLC
 1,600,000      7.75%, due 4/15/11 ...............................     1,722,144
              Puget Sound Energy, Inc.
 1,375,000      6.274%, due 3/15/37 ..............................     1,391,672
              Virginia Electric & Power Co.
   550,000      6.00%, due 1/15/36 ...............................       536,617
                                                                      ----------
                                                                      28,909,398
                                                                      ----------
FINANCE 1.3%
              SLM Corp.
 1,750,000      4.50%, due 7/26/10 ...............................     1,658,498
 1,000,000      5.375%, due 5/15/14 ..............................       883,882
                                                                      ----------
                                                                       2,542,380
                                                                      ----------
FINANCE - MORTGAGE LOANS 0.3%
              Countrywide Home Loan
   750,000      4.125%, due 9/15/09 ..............................       563,239
                                                                      ----------
FINANCIAL - OTHER 0.2%
              Orix Corp.
   300,000      5.48%, due 11/22/11 ..............................       300,521
                                                                      ----------
FOOD 5.4%
              ConAgra Foods, Inc.
   525,000      7.00%, due 10/1/28 ...............................       563,736
              General Mills, Inc.
 1,000,000      6.00%, due 2/15/12 ...............................     1,035,993
              Kellogg Co.
 1,900,000      6.60%, due 4/1/11 ................................     2,023,375
              Kraft Foods, Inc.
 2,200,000      6.25%, due 6/1/12 ................................     2,297,218
 1,200,000      6.50%, due 8/11/17 ...............................     1,260,088
              Kroger Co.
 1,150,000      6.20%, due 6/15/12 ...............................     1,213,608


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD 5.4% (continued)
              Safeway, Inc.
$  950,000      6.50%, due 3/1/11 ................................    $1,006,888
   700,000      6.35%, due 8/15/17 ...............................       737,458
                                                                      ----------
                                                                      10,138,364
                                                                      ----------
FOREST PRODUCTS & PAPER 0.8%
              Weyerhaeuser Co.
 1,000,000      6.75%, due 3/15/12 ...............................     1,055,382
   425,000      7.375%, due 3/15/32 ..............................       428,150
                                                                      ----------
                                                                       1,483,532
                                                                      ----------

HEALTH CARE 1.6%
              Hospira, Inc.
 1,675,000      5.55%, due 3/30/12 ...............................     1,717,778
              McKesson Corp.
 1,300,000      5.25%, due 3/1/13 ................................     1,337,618
                                                                      ----------
                                                                       3,055,396
                                                                      ----------
INSURANCE 0.4%
              Marsh & McLennan Cos., Inc.
   800,000      5.75%, due 9/15/15 ...............................       803,150
                                                                      ----------
MEDIA 12.0%
              CBS Corp.
 1,175,000      7.70%, due 7/30/10 ...............................     1,253,513
   300,000      7.875%, due 7/30/30 ..............................       325,782
              Comcast Cable Communications, Inc.
 2,900,000      8.375%, due 3/15/13 ..............................     3,263,936
              Comcast Corp.
 2,100,000      6.50%, due 1/15/17 ...............................     2,209,872
 2,300,000      7.05%, due 3/15/33 ...............................     2,445,852
              Cox Communications, Inc.
 1,625,000      7.125%, due 10/1/12 ..............................     1,753,516
              News America, Inc.
 2,200,000      6.20%, due 12/15/34 ..............................     2,126,032

   The accompanying notes are an integral part of these financial statements.

                                      -10-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
MEDIA 12.0% (CONTINUED)
              Time Warner Ent.
$1,500,000      8.875%, due 10/1/12 ..............................    $1,719,889
   875,000      8.375%, due 7/15/33 ..............................     1,041,846
              Time Warner, Inc.
 1,855,000      9.125%, due 1/15/13 ..............................     2,123,120
 2,375,000      7.70%, due 5/1/32 ................................     2,617,647
              Viacom, Inc.
   900,000      6.25%, due 4/30/16 ...............................       918,005
   800,000      6.875%, due 4/30/36 ..............................       795,183
                                                                      ----------
                                                                      22,594,193
                                                                      ----------
METALS 0.9%
              Alcoa Inc.
 1,000,000      5.55%, due 2/1/17 ................................       982,696
   750,000      5.95%, due 2/1/37 ................................       726,256
                                                                      ----------
                                                                       1,708,952
                                                                      ----------
MINING 1.2%
              Vale Overseas Limited
 1,775,000      6.25%, due 1/23/17 ...............................     1,812,326
   350,000      6.875%, due 11/21/36 .............................       365,578
                                                                      ----------
                                                                       2,177,904
                                                                      ----------
OFFICE EQUIPMENT 1.0%
              Xerox Corp.
 1,750,000      6.40%, due 3/15/16 ...............................     1,813,060
                                                                      ----------
OIL & GAS 7.5%
               Anadarko Petroleum Corp.
 1,375,000      5.95%, due 9/15/16 ...............................     1,403,577
 1,050,000      6.45%, due 9/15/36 ...............................     1,067,163
              Canadian Natural Resources
   700,000      6.00%, due 8/15/16 ...............................       718,852
   850,000      6.50%, due 2/15/37 ...............................       868,681
              Devon Energy Corp.
   625,000      7.95%, due 4/15/32 ...............................       770,161


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
OIL & GAS 7.5% (CONTINUED)
              Devon Financing Corp., U.L.C.
$  599,000      6.875%, due 9/30/11 ..............................    $  645,137
              Encana Corp.
   700,000      6.50%, due 8/15/34 ...............................       713,970
              Encana Holdings Financial Corp.
   500,000      5.80%, due 5/1/14 ................................       509,516
              Enterprise Products
   550,000      5.60%, due 10/15/14 ..............................       557,063
   400,000      6.65%, due 10/15/34 ..............................       413,491
              Hess Corp.
   500,000      6.65%, due 8/15/11 ...............................       532,101
   450,000      7.875%, due 10/1/29 ..............................       540,966
              Kinder Morgan Energy Partners
   850,000      5.125%, due 11/15/14 .............................       824,735
   100,000      5.80%, due 3/15/35                                        91,278
              Marathon Oil Corp.
   400,000      6.60%, due 10/1/37 ...............................       416,829
              Nexen, Inc.
   500,000      6.40%, due 5/15/37 ...............................       493,905
              Pemex Master Trust
   466,000      7.875%, due 2/1/09 ...............................       483,044
   400,000      6.625%, due 6/15/35 ..............................       426,611
              Petro-Canada
   600,000      5.95%, due 5/15/35 ...............................       589,388
              Talisman Energy
   550,000      6.25%, due 2/1/38 ................................       544,564
                Valero Energy Corp.
   500,000      6.875%, due 4/15/12 ..............................       539,534
   500,000      6.625%, due 6/15/37 ..............................       519,244
              XTO Energy, Inc.
   600,000      5.00%, due 1/31/15 ...............................       588,104
                                                                      ----------
                                                                      14,257,914
                                                                      ----------
PHARMACEUTICALS 0.6%
              Schering-Plough Corp.
 1,150,000      6.55%, due 9/15/37 ...............................     1,211,850
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.


                                      -11-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
PIPELINES 2.4%
              ONEOK, Inc.
$1,600,000      5.20%, due 6/15/15 ...............................    $1,561,765
              ONEOK Partners, LP
   350,000      5.90%, due 4/1/12 ................................       362,906
              Tennessee Gas Pipeline
 1,300,000       7.50%, due 4/1/17 ...............................     1,447,169
              Texas Eastern Transmission Corp.
   950,000      7.00%, due 7/15/32 ...............................     1,073,286
                                                                      ----------
                                                                       4,445,126
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS 3.3%
              Avalonbay Communities
   350,000      5.50%, due 1/15/12 ...............................       357,711
              Boston Properties, LP
   300,000      6.25%, due 1/15/13 ...............................       311,246
              Camden Property Trust
 1,550,000      5.70%, due 5/15/17 ...............................     1,495,691
              Health Care Properties
   500,000      6.00%, due 1/30/17 ...............................       485,525
              Healthcare Realty Trust
   700,000      5.125%, due 4/1/14 ...............................       672,292
              iStar Financial, Inc.
 1,450,000      5.85%, due 3/15/17 ...............................     1,197,190
              ProLogis
 1,800,000      5.75%, due 4/1/16 ................................     1,783,971
                                                                      ----------
                                                                       6,303,626
                                                                      ----------
RETAIL 4.8%
              CVS/Caremark Corp.
 1,600,000      5.75%, due 6/1/17 ................................     1,612,198
              Home Depot, Inc.
 2,400,000      5.25%, due 12/16/13 ..............................     2,342,722
   700,000      5.875%, due 12/16/36 .............................       594,763
              J.C. Penney Co., Inc.
 1,025,000      8.00%, due 3/1/10 ................................     1,101,960
   525,000      6.375%, due 10/15/36 .............................       469,403

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
RETAIL 4.8% (CONTINUED)
              Macys Retail Holdings, Inc.
$1,500,000      5.35%, due 3/15/12 ...............................    $1,463,268
 1,000,000      6.375%, due 3/15/37 ..............................       879,457
                YUM! Brands, Inc.
   550,000      8.875%, due 4/15/11 ..............................       608,384
                                                                      ----------
                                                                       9,072,155
                                                                      ----------
SOVEREIGN 4.3%
              United Mexican States
 1,630,000      10.375%, due 2/17/09 .............................     1,748,175
 3,100,000      5.875%, due 1/15/14 ..............................     3,228,650
 2,883,000      6.75%, due 9/27/34 ...............................     3,233,284
                                                                      ----------
                                                                       8,210,109
                                                                      ----------
TECHNOLOGY 0.4%
              Motorola, Inc.
   700,000      6.50%, due 11/15/28 ..............................       662,309
                                                                      ----------
TELECOMMUNICATIONS 11.7%
              British Telecom PLC
   800,000      8.625%, due 12/15/10 .............................       878,435
 1,250,000      9.125%, due 12/15/30 .............................     1,679,324
              CenturyTel, Inc.
 1,700,000      6.00%, due 4/1/17 ................................     1,731,035
              Embarq Corp.
   950,000      7.082%, due 6/1/16 ...............................       992,361
   600,000      7.995%, due 6/1/36 ...............................       635,982
              Koninklijke KPN NV
   745,000      8.00%, due 10/1/10 ...............................       798,230
              Nextel Communications
 1,900,000      7.375%, due 8/1/15 ...............................     1,871,918
              Qwest Corp.
 1,400,000      8.875%, due 3/15/12 ..............................     1,510,250
   600,000      6.875%, due 9/15/33 ..............................       549,000
              Rogers Wireless, Inc.
 1,000,000      6.375%, due 3/1/14 ...............................     1,037,939

   The accompanying notes are an integral part of these financial statements.

                                      -12-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS 11.7% (CONTINUED)
              Sprint Capital Corp.
$2,400,000      8.375%, due 3/15/12 ..............................    $2,575,493
 1,050,000      6.875%, due 11/15/28 .............................       988,207
              Telecom Italia Capital
 2,275,000      5.25%, due 11/15/13 ..............................     2,247,204
 1,325,000      6.375%, due 11/15/33 .............................     1,323,599
               Telefonica Europe BV
 1,550,000      7.75%, 9/15/10 ...................................     1,669,970
 1,350,000      8.25%, 9/15/30 ...................................     1,669,151
                                                                      ----------
                                                                      22,158,098
                                                                      ----------

TOBACCO 1.6%
              Altria Group, Inc.
 1,000,000      7.00%, due 11/4/13 ...............................     1,123,297
              Reynolds American, Inc.
 1,800,000      6.75%, due 6/15/17 ...............................     1,896,799
                                                                      ----------
                                                                       3,020,096
                                                                      ----------

TRANSPORTATION  3.8%
              Burlington Northern Santa Fe
   600,000      6.75%, due 7/15/11 ...............................       646,806
 1,250,000      6.15%, due 5/1/37 ................................     1,234,011
              Canadian Pacific Railway Ltd.
   950,000      7.125%, due 10/15/31 .............................     1,023,442
              CSX Corp.
 1,000,000      5.60%, due 5/1/17 ................................       980,988
   640,000      7.95%, due 5/1/27 ................................       748,108
              Norfolk Southern Corp.
 1,375,000      7.05%, due 5/1/37 ................................     1,535,523
              Union Pacific Corp.
 1,000,000      6.15%, due 5/1/37 ................................       985,885
                                                                      ----------
                                                                       7,154,763
                                                                      ----------

UTILITIES - NATURAL GAS 1.0%
              Sempra Energy
 1,800,000      6.00%, due 2/1/13 ................................     1,876,628
                                                                      ----------


PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Shares/
Principal Amount                                                       Value
--------------------------------------------------------------------------------
WASTE DISPOSAL 0.2%
              Waste Management, Inc.
$  400,000      7.75%, due 5/15/32 ...............................    $  457,826
                                                                      ----------

TOTAL CORPORATE BONDS & NOTES
              (cost $169,944,183) ................................   168,998,284
                                                                    ------------

U.S. GOVERNMENT INSTRUMENTALITIES 3.9%
U.S. TREASURY NOTES 3.9%
              U.S. Treasury Note
 6,000,000      4.625%, due 7/31/12 ..............................     6,307,506
 1,000,000      4.75%, due 2/15/37 ...............................     1,056,172
                                                                    ------------
                                                                       7,363,678
                                                                    ------------

TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $7,035,566) ..................................     7,363,678
                                                                    ------------

SHORT-TERM INVESTMENTS 6.2%
      3,111   AIM STIT - Treasury Portfolio ......................         3,111
              FHLB Discount Note
$11,814,000   Zero Coupon, due 12/3/07 ...........................    11,811,636
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
                (cost $11,814,747) ...............................    11,814,747
                                                                    ------------

TOTAL INVESTMENTS
                (cost $188,794,496) ........   99.5%                 188,176,709
OTHER ASSETS LESS LIABILITIES ..............    0.5%                     860,862
                                                                    ------------
TOTAL NET ASSETS ...........................  100.0%                $189,037,571
                                                                    ============

---------------
   FHLB -  Federal Home Loan Bank

   The accompanying notes are an integral part of these financial statements.

                                      -13-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 96.5%
U.S. GOVERNMENT AGENCIES 96.5%
              FHLMC Pool
$  339,338         4.50%, due 5/1/20, #G18052 ....................    $  333,763
    94,054         4.50%, due 9/1/20, #J02502 ....................        92,508
   368,182         4.50%, due 3/1/21, #G18119 ....................       362,084
   387,739         5.00%, due 3/1/21, #G18105 ....................       387,316
   178,642         4.50%, due 4/1/21, #G18125 ....................       175,706
   264,438         5.50%, due 4/1/21, #J01570 ....................       267,380
   418,607         4.50%, due 5/1/21, #J01723 ....................       411,675
   253,545         5.00%, due 5/1/21, #G12210 ....................       253,433
   418,935         6.00%, due 6/1/21, #G18124 ....................       427,757
   640,190         5.00%, due 7/1/21, #J03048 ....................       639,492
   119,850         6.00%, due 7/1/21, #J03089 ....................       122,373
   972,256         4.50%, due 9/1/21, #G12378 ....................       956,281
   429,859         5.50%, due 9/1/21, #J03360 ....................       434,640
   600,840         5.00%, due 11/1/21,#G18160 ....................       600,185
   689,015         5.00%, due 1/1/22, #J04202 ....................       688,161
   450,306         5.50%, due 1/1/22, #G18163 ....................       455,314
   358,189         5.00%, due 2/1/22, #G12522 ....................       357,798
   576,802         5.00%, due 2/1/22, #J04411 ....................       576,088
   251,804         5.00%, due 2/1/22, #J04425 ....................       251,492
 2,733,051         5.50%, due 3/1/22, #G12577 ....................     2,763,450
 1,831,525         5.00%, due 7/1/22, #J05243 ....................     1,829,256
   974,535         5.00%, due 7/1/22, #J05257 ....................       973,328
    84,299         5.00%, due 7/1/22, #J05259 ....................        84,194
   114,889         5.50%, due 6/1/33, #G01563 ....................       115,209
    40,896         5.50%, due 4/1/35, #A32022 ....................        40,937
    43,238         5.50%, due 5/1/35, #B31639 ....................        43,281
 1,319,352         5.00%, due 8/1/35, #A36351 ....................     1,296,316
   359,067         5.00%, due 8/1/35, #A36842 ....................       352,798
   632,468         5.50%, due 8/1/35, #A36561 ....................       633,099
   179,496         5.00%, due 10/1/35, #A47296 ...................       176,363
 1,104,205         5.00%, due 10/1/35, #G01940 ...................     1,084,926
   440,003         5.00%, due 11/1/35, #A39665 ...................       432,320
    52,207         5.00%, due 12/1/35, #A40268 ...................        51,295
   176,538         5.00%, due 12/1/35, #A40879 ...................       173,456
   371,184         5.00%, due 1/1/36, #A41712 ....................       364,703
   267,660         5.00%, due 1/1/36, #G08104 ....................       262,987
 1,296,510         6.00%, due 1/1/36, #A42208 ....................     1,317,039


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FHLMC Pool (continued)
$  124,782         7.00%, due 1/1/36, #G02048 ....................    $  130,400
   102,967         5.00%, due 2/1/36, #A42902 ....................       101,169
 1,794,196         5.50%, due 2/1/36, #G02031 ....................     1,795,986
   150,677         6.00%, due 2/1/36, #A42669 ....................       153,006
    22,111         5.00%, due 3/1/36, #A43419 ....................        21,709
    31,929         5.00%, due 3/1/36, #A43498 ....................        31,349
   771,883         5.00%, due 3/1/36, #A43658 ....................       757,861
   393,898         5.00%, due 3/1/36, #A43708 ....................       386,742
   252,813         5.00%, due 3/1/36, #A43750 ....................       248,584
   220,700         5.00%, due 3/1/36, #A44035 ....................       216,691
 1,563,910         5.00%, due 3/1/36, #A44186 ....................     1,535,499
 1,922,531         5.00%, due 3/1/36, #G08115 ....................     1,888,965
   214,395         5.50%, due 3/1/36, #A43698 ....................       214,487
   582,213         5.50%, due 3/1/36, #A43942 ....................       582,463
   202,712         5.50%, due 3/1/36, #G08116 ....................       202,799
    41,542         5.00%, due 4/1/36, #A44893 ....................        40,787
    88,693         5.50%, due 4/1/36, #G08122 ....................        88,731
    32,964         6.00%, due 4/1/36, #A44949 ....................        33,486
   285,305         6.50%, due 4/1/36, #G08124 ....................       293,457
   639,554         5.50%, due 5/1/36, #G08128 ....................       639,828
   129,699         6.00%, due 5/1/36, #A49171 ....................       131,704
    89,647         5.00%, due 6/1/36, #G02243 ....................        88,082
   715,681         5.50%, due 6/1/36, #A54791 ....................       715,988
   265,538         6.00%, due 6/1/36, #A49880 ....................       269,642
   327,261         5.00%, due 7/1/36, #A50310 ....................       321,316
   451,803         5.50%, due 7/1/36, #A50785 ....................       451,997
   134,224         6.00%, due 7/1/36, #A50416 ....................       136,298
   377,468         5.00%, due 8/1/36, #A51601 ....................       370,878
   682,633         5.00%, due 8/1/36, #G08159 ....................       670,232
   967,040         5.50%, due 8/1/36, #A51093 ....................       967,454
   137,964         5.50%, due 8/1/36, #G08145 ....................       138,023
   341,488         6.00%, due 8/1/36, #A51786 ....................       346,766
   502,398         6.00%, due 8/1/36, #A52006 ....................       510,162
   828,631         6.50%, due 8/1/36, #A51729 ....................       852,308
   821,633         7.00%, due 8/1/36, #G08148 ....................       853,730
   263,173         5.50%, due 9/1/36, #A52142 ....................       263,286
   229,417         5.50%, due 9/1/36, #A52669 ....................       229,515
   372,238         6.00%, due 9/1/36, #A52645 ....................       377,991

   The accompanying notes are an integral part of these financial statements.

                                      -14-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FHLMC Pool (continued)
$   268,105       6.50%, due 9/1/36, #A53507 .....................    $  275,766
    408,620       6.50%, due 9/1/36, #G02375 .....................       420,296
    133,363       5.50%, due 10/1/36, #A52878 ....................       133,420
    645,722       5.50%, due 10/1/36, #A52931 ....................       645,999
    828,024       5.50%, due 10/1/36, #A53127 ....................       828,378
    318,769       5.50%, due 10/1/36, #A53146 ....................       318,906
    490,449       5.50%, due 10/1/36, #A53882 ....................       491,817
    345,541       6.00%, due 10/1/36, #G08156 ....................       350,882
    812,606       5.00%, due 11/1/36, #A53678 ....................       797,844
    471,465       5.00%, due 11/1/36, #A54276 ....................       462,900
  1,384,536       5.50%, due 11/1/36, #G08160 ....................     1,385,129
  1,604,112       6.00%, due 11/1/36, #A53729 ....................     1,628,904
    898,918       6.00%, due 11/1/36, #A54192 ....................       912,811
    180,594       6.00%, due 11/1/36, #A54224 ....................       183,385
  1,169,250       6.00%, due 11/1/36, #A55103 ....................     1,187,321
  1,808,012       6.00%, due 12/1/36, #G02525 ....................     1,835,956
  3,317,317       5.50%, due 2/1/37, #A57840 .....................     3,318,738
    867,150       5.00%, due 3/1/37, #G08185 .....................       851,120
  4,936,711       5.00%, due 5/1/37, #A60268 .....................     4,845,452
  2,975,902       5.00%, due 6/1/37, #G03094 .....................     2,920,890
 10,910,334       5.50%, due 6/1/37, #A61982 .....................    10,913,217
  7,937,871       6.00%, due 6/1/37, #A62176 .....................     8,059,892
  1,087,718       6.00%, due 6/1/37, #A62417 .....................     1,104,438
  3,832,231       6.00%, due 6/1/37, #A62444 .....................     3,891,140
  2,670,155       5.00%, due 7/1/37, #A63187 .....................     2,620,795
    297,297       5.00%, due 7/1/37, #G08208 .....................       291,801
  7,850,958       6.00%, due 7/1/37, #A62685 .....................     7,971,642
     43,587       6.00%, due 7/1/37, #A63350 .....................        44,257
  8,934,538       5.50%, due 8/1/37, #A63598 .....................     8,936,899
  2,980,992       5.50%, due 8/1/37, #G03156 .....................     2,981,780
    325,478       6.50%, due 8/1/37, #A64849 .....................       334,718
     64,394       7.00%, due 8/1/37, #A70079 .....................        66,909
    757,523       7.00%, due 9/1/37, #A65171 .....................       787,040
    123,564       7.00%, due 9/1/37, #A65335 .....................       128,379
    117,081       7.00%, due 9/1/37, #A65670 .....................       121,643
    824,004       7.00%, due 9/1/37, #A65780 .....................       856,112
     51,995       7.00%, due 9/1/37, #A65941 .....................        54,021


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FHLMC Pool (continued)
$    42,780       7.00%, due 9/1/37, #A66041 .....................   $    44,447
    948,615       7.00%, due 9/1/37, #G03207 .....................       985,672
              FHLMC TBA (a)
 13,000,000       6.50%, due 12/15/36 ............................    13,367,653
              FNMA Pool
    251,877       5.00%, due 4/1/19, #770788 .....................       252,345
    124,929       4.50%, due 8/1/20, #835221 .....................       122,993
    349,990       4.50%, due 10/1/20, #842732 ....................       344,565
    611,764       4.50%, due 12/1/20, #813954 ....................       602,281
    231,209       4.50%, due 1/1/21, #845159 .....................       227,625
    143,779       5.00%, due 1/1/21, #811537 .....................       143,795
    149,337       5.50%, due 1/1/21, #849074 .....................       151,133
    319,137       4.50%, due 2/1/21, #845437 .....................       314,190
    499,373       5.00%, due 2/1/21, #865191 .....................       499,427
    134,714       5.00%, due 4/1/21, #256199 .....................       134,662
     30,024       5.50%, due 4/1/21, #851170 .....................        30,385
    245,708       5.50%, due 4/1/21, #869868 .....................       248,663
    259,278       5.00%, due 5/1/21, #879112 .....................       259,178
    169,249       5.00%, due 5/1/21, #884422 .....................       169,184
    673,848       4.50%, due 7/1/21, #845515 .....................       663,360
    126,173       6.00%, due 7/1/21, #896586 .....................       128,999
    180,441       5.00%, due 9/1/21, #893534 .....................       180,372
    450,460       5.50%, due 10/1/21, #870795 ....................       455,877
    596,698       5.50%, due 10/1/21, #905090 ....................       603,875
    174,409       6.00%, due 10/1/21, #902303 ....................       178,315
    625,804       5.00%, due 11/1/21, #904659 ....................       625,562
     31,526       5.50%, due 11/1/21, #902206 ....................        31,905
     26,173       5.50%, due 12/1/21, #910007 ....................        26,488
     28,803       5.50%, due 1/1/22, #256557 .....................        29,149
    285,348       5.00%, due 2/1/22, #896845 .....................       285,173
    496,608       5.00%, due 2/1/22, #900946 .....................       496,416
    108,052       5.00%, due 2/1/22, #911540 .....................       107,986
     29,464       5.50%, due 2/1/22, #912367 .....................        29,819
  1,854,854       6.00%, due 2/1/22, #912522 .....................     1,896,396
    958,964       5.00%, due 3/1/22, #912261 .....................       958,376
    945,687       5.50%, due 3/1/22, #915939 .....................       956,928
    499,884       5.00%, due 4/1/22, #911408 ....................        499,577

   The accompanying notes are an integral part of these financial statements.

                                      -15-


                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FNMA Pool (continued)
$  904,360         5.50%, due 4/1/22, #896870 ...............         $  915,109
 1,497,986         5.00%, due 6/1/22, #937709 ...............          1,497,067
   523,278         5.00%, due 7/1/22, #938033 ...............            522,957
   405,954         5.00%, due 7/1/22, #944887 ...............            405,705
   925,743         5.50%, due 7/1/22, #905040 ...............            936,747
    16,770         7.00%, due 8/1/32, #650101 ...............             17,615
     2,155         6.50%, due 3/1/31, #573931 ...............              2,229
    39,108         5.50%, due 9/1/33, #729928 ...............             39,279
    51,945         5.50%, due 9/1/33, #741862 ...............             52,171
    44,257         6.00%, due 8/1/34, #790162 ...............             45,062
    20,561         5.00%, due 11/1/34, #803017 ..............             20,191
   200,055         5.50%, due 5/1/35, #824531 ...............            200,547
    56,004         6.00%, due 5/1/35, #735501 ...............             56,957
   117,851         6.00%, due 6/1/35, #825644 ...............            119,858
    15,489         6.50%, due 6/1/35, #830693 ...............             15,949
   311,644         7.00%, due 6/1/35, #821610 ...............            324,567
   137,889         7.00%, due 7/1/35, #826251 ...............            143,607
    28,913         5.00%, due 9/1/35, #832483 ...............             28,370
   250,621         7.00%, due 9/1/35, #842290 ...............            261,013
    28,294         5.00%, due 10/1/35, #836361 ..............             27,763
    94,827         4.50%, due 11/1/35, #256032 ..............             90,249
    36,315         5.00%, due 11/1/35, #844809 ..............             35,633
   201,862         6.50%, due 11/1/35, #839118 ..............            207,850
    24,514         5.00%, due 12/1/35, #850739 ..............             24,053
   274,334         5.00%, due 12/1/35, #852482 ..............            269,179
    41,731         5.50%, due 12/1/35, #849500 ..............             41,834
   268,381         6.00%, due 12/1/35, #848451 ..............            272,951
   190,065         6.50%, due 12/1/35, #843585 ..............            195,703
   491,765         5.00%, due 1/1/36, #850566 ...............            482,524
   617,034         5.00%, due 1/1/36, #866592 ...............            605,440
   235,218         5.50%, due 1/1/36, #851717 ...............            235,694
    41,732         6.00%, due 1/1/36, #256060 ...............             42,442
   357,352         5.50%, due 2/1/36, #831357 ...............            358,076
    21,668         6.50%, due 2/1/36, #865473 ...............             22,292
    78,152         7.00%, due 2/1/36, #865190 ...............             81,393
   222,229         5.00%, due 3/1/36, #852270 ...............            217,921
   201,965         5.50%, due 3/1/36, #863684 ...............            202,374
   180,252         5.00%, due 4/1/36, #831421 ...............            176,758

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FNMA Pool (continued)
$  176,333         5.00%, due 4/1/36, #852919 ...............         $  172,914
    28,176         5.00%, due 4/1/36, #872481 ...............             27,630
    83,295         6.00%, due 4/1/36, #871954 ...............             84,714
   168,998         7.00%, due 4/1/36, #887709 ...............            175,479
 2,992,500         5.00%, due 5/1/36, #745515 ...............          2,936,268
   628,278         5.00%, due 5/1/36, #867439 ...............            616,097
   319,940         5.00%, due 5/1/36, #872638 ...............            313,737
   362,197         5.00%, due 5/1/36, #884217 ...............            355,175
   258,931         5.00%, due 5/1/36, #895554 ...............            253,911
 2,417,565         5.50%, due 5/1/36, #852527 ...............          2,422,462
   507,215         6.00%, due 5/1/36, #871348 ...............            515,677
   191,303         5.00%, due 6/1/36, #885398 ...............            187,594
   534,822         5.50%, due 6/1/36, #256269 ...............            535,905
   358,785         5.50%, due 6/1/36, #884803 ...............            359,667
   899,015         6.00%, due 6/1/36, #831541 ...............            914,014
   324,965         6.50%, due 6/1/36, #882082 ...............            334,326
   278,889         5.00%, due 7/1/36, #886322 ...............            273,482
   253,678         5.50%, due 7/1/36, #892443 ...............            254,192
   182,757         6.00%, due 7/1/36, #885506 ...............            185,807
   128,194         6.00%, due 7/1/36, #891794 ...............            130,333
    22,854         6.50%, due 7/1/36, #886298 ...............             23,513
 2,999,701         6.50%, due 7/1/36, #897100 ...............          3,086,108
   330,535         7.00%, due 7/1/36, #887793 ...............            343,211
   354,206         5.00%, due 8/1/36, #895093 ...............            347,550
   457,912         5.50%, due 8/1/36, #256359 ...............            458,839
    98,430         5.50%, due 8/1/36, #658743 ...............             98,629
   976,299         5.50%, due 8/1/36, #817794 ...............            978,277
   766,229         5.50%, due 8/1/36, #893295 ...............            767,781
   285,138         6.00%, due 8/1/36, #895105 ...............            289,895
 2,010,750         6.50%, due 8/1/36, #878187 ...............          2,068,671
   184,754         6.50%, due 8/1/36, #887017 ...............            190,076
   999,900         6.50%, due 8/1/36, #896527 ...............          1,028,703
   549,627         6.50%, due 8/1/36, #903188 ...............            565,459
   373,293         5.00%, due 9/1/36, #886899 ...............            366,056
   465,624         5.00%, due 9/1/36, #886921 ...............            456,596
   486,707         5.00%, due 9/1/36, #893569 ...............            477,271
   773,012         5.00%, due 9/1/36, #893621 ...............            758,025
   834,609         5.50%, due 9/1/36, #256403 ...............            836,300

   The accompanying notes are an integral part of these financial statements.

                                      -16-

                                  PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FNMA Pool (continued)
$   471,590        5.50%, due 9/1/36, #893570 ...............        $   472,546
    750,678        5.50%, due 9/1/36, #896444 ...............            752,199
    457,494        5.50%, due 9/1/36, #900348 ...............            458,421
    598,324        6.00%, due 9/1/36, #893427 ...............            608,307
    462,713        6.00%, due 9/1/36, #902689 ...............            470,433
     76,320        6.50%, due 9/1/36, #887432 ...............             78,519
    235,761        6.50%, due 9/1/36, #893483 ...............            242,552
    592,500        7.00%, due 9/1/36, #900964 ...............            615,223
    908,687        5.50%, due 10/1/36, #831845 ..............            910,528
    907,766        5.50%, due 10/1/36, #893087 ..............            909,605
     56,101        6.00%, due 10/1/36, #894203 ..............             57,037
    493,298        6.00%, due 10/1/36, #894999 ..............            501,528
  1,347,362        6.00%, due 10/1/36, #897174 ..............          1,369,841
    183,553        6.00%, due 10/1/36, #903770 ..............            186,615
     58,493        6.50%, due 10/1/36, #901442 ..............             60,177
    369,888        5.00%, due 11/1/36, #898813 ..............            362,717
    951,838        5.00%, due 11/1/36, #902436 ..............            933,384
    953,782        5.50%, due 11/1/36, #898814 ..............            955,714
    905,513        5.50%, due 11/1/36, #904104 ..............            907,348
    383,097        5.50%, due 11/1/36, #904906 ..............            383,873
    438,339        6.00%, due 11/1/36, #898198 ..............            445,652
     50,612        6.00%, due 11/1/36, #902663 ..............             51,456
  1,434,660        6.00%, due 11/1/36, #903964 ..............          1,458,595
    422,951        5.00%, due 12/1/36, #256537 ..............            414,751
  1,402,857        5.50%, due 12/1/36, #256513 ..............          1,405,698
    889,958        6.00%, due 12/1/36, #256514 ..............            904,806
    686,417        6.00%, due 12/1/36, #902865 ..............            697,869
    111,846        6.50%, due 12/1/36, #878338 ..............            115,068
     23,740        6.50%, due 12/1/36, #920162 ..............             24,424
     26,882        6.50%, due 12/1/36, #920253 ..............             27,656
    194,338        5.00%, due 1/1/37, #906238 ...............            190,571
    968,464        5.50%, due 1/1/37, #920730 ...............            970,426
    402,663        7.00%, due 1/1/37, #256567 ...............            418,105
    588,125        5.00%, due 2/1/37, #908612 ...............            576,518
  2,971,914        5.50%, due 2/1/37, #256597 ...............          2,977,934
  3,809,472        5.50%, due 2/1/37, #922064 ...............          3,816,431
    934,148        6.00%, due 2/1/37, #909357 ...............            949,675
     40,571        7.00%, due 2/1/37, #915904 ...............             42,127

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FNMA Pool (continued)
$ 1,151,635        5.50%, due 3/1/37, #256636 ...............        $ 1,153,739
     29,516        5.00%, due 4/1/37, #914773 ...............             28,933
     33,098        5.00%, due 4/1/37, #914990 ...............             32,444
     33,855        5.00%, due 4/1/37, #916332 ...............             33,199
    938,278        5.00%, due 5/1/37, #899527 ...............            919,760
     29,385        5.00%, due 5/1/37, #916375 ...............             28,806
     29,690        5.00%, due 5/1/37, #937088 ...............             29,104
    167,229        5.50%, due 5/1/37, #919283 ...............            167,534
    165,240        5.50%, due 5/1/37, #936605 ...............            165,575
    950,070        6.50%, due 5/1/37, #917052 ...............            977,338
    117,392        5.00%, due 6/1/37, #937755 ...............            115,075
  6,957,496        5.00%, due 6/1/37, #939485 ...............          6,820,185
    494,370        5.50%, due 6/1/37, #899503 ...............            495,273
  7,399,261        5.50%, due 6/1/37, #918554 ...............          7,412,778
 12,979,146        5.50%, due 6/1/37, #918638 ...............         13,002,856
    975,652        5.50%, due 6/1/37, #918705 ...............            977,435
  4,398,987        5.50%, due 6/1/37, #919577 ...............          4,407,023
 15,532,142        6.00%, due 6/1/37, #917129 ...............         15,790,317
    781,637        7.00%, due 6/1/37, #256774 ...............            811,605
    281,484        7.00%, due 6/1/37, #940234 ...............            292,277
    919,342        5.00%, due 7/1/37, #256877 ...............            901,198
    928,965        5.00%, due 7/1/37, #919614 ...............            910,631
    991,062        5.00%, due 7/1/37, #939544 ...............            971,503
  7,366,378        5.00%, due 7/1/37, #944534 ...............          7,220,998
     34,763        5.00%, due 7/1/37, #944741 ...............             34,077
    517,124        5.50%, due 7/1/37, #256799 ...............            518,069
    999,900        6.50%, due 7/1/37, #942126 ...............          1,028,599
    929,169        5.00%, due 8/1/37, #943602 ...............            910,831
    904,292        5.00%, due 8/1/37, #945873 ...............            886,445
  6,896,340        6.00%, due 8/1/37, #256883 ...............          7,010,970
  1,957,762        6.00%, due 8/1/37, #945936 ...............          1,990,304
  2,392,501        6.00%, due 8/1/37, #948705 ...............          2,432,269
    686,722        6.00%, due 8/1/37, #949206 ...............            698,137
     39,434        6.50%, due 8/1/37, #942435 ...............             40,566
  2,391,084        6.00%, due 9/1/37, #942004 ...............          2,430,828
    999,900        6.50%, due 9/1/37, #946255 ...............          1,028,599
    999,900        6.50%, due 9/1/37, #946585 ...............          1,028,599
  1,999,800        6.50%, due 9/1/37, #952689 ...............          2,057,198

   The accompanying notes are an integral part of these financial statements.

                                      -17-

                                  PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              FNMA Pool (continued)
$     50,766       5.50%, due 10/1/37, #933060 ..............       $     50,859
     128,432       5.50%, due 10/1/37, #933147 ..............            128,666
     724,655       5.50%, due 10/1/37, #940965 ..............            725,979
      81,238       5.50%, due 10/1/37, #947850 ..............             81,386
     667,567       5.50%, due 10/1/37, #947993 ..............            668,787
     146,914       5.50%, due 10/1/37, #950887 ..............            147,182
     991,630       5.50%, due 10/1/37, #952325 ..............            993,441
     992,415       5.50%, due 10/1/37, #954939 ..............            994,228
   2,999,701       6.50%, due 10/1/37, #947082 ..............          3,085,797
     161,027       5.50%, due 11/1/37, #947751 ..............            161,321
      55,358       5.50%, due 11/1/37, #953382 ..............             55,459
              GNMA Pool
       1,938       6.50%, due 6/15/23, #345335 ..............              2,016
       2,046       6.50%, due 6/15/23, #350532 ..............              2,129
       1,255       6.50%, due 9/15/23, #366323 ..............              1,306
         686       6.50%, due 10/15/23, #351311 .............                714
       1,104       6.50%, due 11/15/23, #374827 .............              1,149
       2,644       6.00%, due 12/15/28, #495776 .............              2,722
       1,857       6.50%, due 5/15/32, #551777 ..............              1,932
     191,066       6.00%, due 8/15/34, #616590 ..............            196,170
      84,038       7.00%, due 9/15/35, #647831 ..............             88,344
     284,592       5.00%, due 10/15/35, #642220 .............            282,872
     260,263       5.00%, due 11/15/35, #550718 .............            258,690
     212,198       5.50%, due 11/15/35, #650091 .............            215,192
     172,576       5.50%, due 12/15/35, #646307 .............            175,011
     123,413       5.50%, due 2/15/36, #652942 ..............            125,118
     345,374       6.00%, due 2/15/36, #649384 ..............            354,301
     434,181       5.50%, due 3/15/36, #653730 ..............            440,182
     189,114       5.50%, due 4/15/36, #648115 ..............            191,728
     336,924       5.50%, due 4/15/36, #652534 ..............            341,580
     434,007       6.00%, due 4/15/36, #652510 ..............            445,225
      76,484       6.50%, due 4/15/36, #655329 ..............             79,185
     176,878       5.00%, due 5/15/36, #651939 ..............            175,764

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 96.5% (CONTINUED)
              GNMA Pool (continued)
$    282,033       5.50%, due 5/15/36, #655520 ..............       $    285,931
     137,468       5.50%, due 5/15/36, #655532 ..............            139,367
     174,412       5.00%, due 6/15/36, #608952 ..............            173,313
     533,593       6.50%, due 6/15/36, #652593 ..............            552,436
     992,951       6.50%, due 6/15/36, #655456 ..............          1,028,016
     354,547       5.50%, due 7/15/36, #608993 ..............            359,448
     196,937       6.00%, due 7/15/36, #654930 ..............            202,027
     274,335       6.00%, due 7/15/36, #656064 ..............            281,426
     295,846       5.50%, due 8/15/36, #654937 ..............            299,935
     218,383       5.50%, due 8/15/36, #656475 ..............            221,401
     196,957       5.50%, due 9/15/36, #651880 ..............            199,679
     259,451       6.50%, due 9/15/36, #598830 ..............            268,613
   5,718,031       6.50%, due 10/15/36, #618681 .............          5,919,954
     992,809       6.50%, due 10/15/36, #646564 .............          1,027,868
     551,858       6.00%, due 11/15/36, #608450 .............            566,122
     990,070       6.00%, due 11/15/36, #617294 .............          1,015,661
     492,768       6.00%, due 11/15/36, #657270 .............            505,505
     939,936       6.50%, due 12/15/36, #618753 .............            973,129
     470,203       5.50%, due 2/15/37, #657368 ..............            476,681
   2,474,826       5.50%, due 2/15/37, #658419 ..............          2,508,922
   4,794,199       5.50%, due 3/15/37, #663880 ..............          4,860,249
   4,899,841       6.00%, due 4/15/37, #668411 ..............          5,027,064
     997,825       6.00%, due 7/15/37, #670254 ..............          1,023,733
   2,490,559       5.00%, due 8/15/37, #671463 ..............          2,474,282
      30,764       6.00%, due 8/15/37, #633023 ..............             31,563
     437,653       6.00%, due 8/15/37, #669573 ..............            449,016
     331,868       6.00%, due 8/15/37, #671007 ..............            340,484
     998,072       6.00%, due 9/15/37, #671062 ..............          1,023,987
   7,961,031       6.00%, due 10/15/37, #664379 .............          8,167,737
                                                                    ------------
                                                                     332,610,005
                                                                    ------------

TOTAL MORTGAGE-BACKED SECURITIES
              (cost $325,962,055) ...........................        332,610,005
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                      -18-

                                 PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT INSTRUMENTALITIES 3.1%
U.S. Treasury Notes 3.1%
              U.S. Treasury Note
$ 6,000,000     4.875%, due 8/15/16 .........................       $  6,409,224
  4,000,000     4.50%, due 5/15/17 ..........................          4,165,628
                                                                    ------------
                                                                      10,574,852
                                                                    ------------

TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $10,137,861) ............................         10,574,852
                                                                    ------------

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Shares/
Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.6%
      2,606   AIM STIT - Treasury Portfolio                         $      2,606
              FHLB Discount Note
$16,031,000     Zero Coupon, due 12/3/07                              16,027,792
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
              (cost $16,030,398) ............................         16,030,398
                                                                    ------------

TOTAL INVESTMENTS
              (cost $352,130,314) .............. 104.2%              359,215,255
LIABILITIES LESS OTHER ASSETS ..................  (4.2)%             (14,413,884)
                                                                    ------------
TOTAL   NET ASSETS ............................. 100.0%             $344,801,371
                                                                    ============

------------
(a) Security purchased on a when-issued basis. As of November 30, 2007, the total cost of investments purchased on a when-issued basis was $13,284,375 or 3.85% of total net assets.

        FHLB  - Federal Home Loan Bank
        FHLMC - Federal Home Loan Mortgage Corporation
        FNMA  - Federal National Mortgage Association
        GNMA  - Government National Mortgage Association
        TBA   - To Be Announced

   The accompanying notes are an integral part of these financial statements.

                                      -19-


                                       PIA FUNDS
                  STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2007

                                                               BBB Bond Fund   MBS Bond Fund
                                                              ------------------------------
ASSETS:
  Investments in securities, at value
    (cost $188,794,496 and $352,130,314, respectively) ....   $ 188,176,709    $ 359,215,255
  Receivable for fund shares sold .........................         286,218          436,860
  Receivable for securities sold ..........................            --          1,027,383
  Interest receivable .....................................       2,740,594        1,584,609
  Due from investment adviser (Note 3) ....................          35,232           49,720
  Prepaid expenses ........................................          16,433           15,945
                                                              -------------    -------------
    Total assets ..........................................     191,255,186      362,329,772
                                                              -------------    -------------

LIABILITIES:
  Payable for securities purchased ........................         643,637       14,306,250
  Payable for fund shares redeemed ........................       1,147,343        2,486,448
  Dividends payable .......................................         363,734          661,756
  Administration fees .....................................           3,565            7,465
  Custody fees ............................................           3,623            6,872
  Transfer agent fees and expenses ........................          17,201           14,902
  Fund accounting fees ....................................          13,071           19,925
  Professional fees .......................................          19,140           17,906
  Chief Compliance Officer fee ............................             607              426
  Accrued expenses and other liabilities ..................           5,694            6,451
                                                              -------------    -------------
    Total liabilities .....................................       2,217,615       17,528,401
                                                              -------------    -------------
    Net Assets ............................................   $ 189,037,571    $ 344,801,371
                                                              =============    =============

NET ASSETS CONSIST OF:
  Shares of beneficial interest,
   par value $0.01 per share;
   unlimited shares authorized ............................   $ 192,757,966    $ 337,566,824
  Undistributed net investment income .....................          66,372           65,792
  Accumulated net realized gain/(loss) on investments .....      (3,168,980)          83,814
  Net unrealized appreciation/(depreciation) on investments        (617,787)       7,084,941
                                                              -------------    -------------
    Net Assets. ...........................................   $ 189,037,571    $ 344,801,371
                                                              =============    =============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ..............................   $        9.53    $       10.25
                                                              =============    =============
SHARES OUTSTANDING ........................................      19,829,911       33,649,339
                                                              =============    =============

              The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
            Statements of Operations - Year Ended November 30, 2007

                                                         BBB Bond Fund   MBS Bond Fund
                                                         -------------   -------------
INVESTMENT INCOME:
  Interest. ..........................................   $  9,398,210    $ 13,116,696
                                                         ------------    ------------
    Total investment income ..........................      9,398,210      13,116,696
                                                         ------------    ------------
EXPENSES:
  Transfer agent fees and expenses (Note 3) ..........         86,635          86,503
  Fund accounting fees (Note 3) ......................         73,166         106,964
  Administration fees (Note 3) .......................         36,612          57,896
  Professional fees ..................................         27,963          28,028
  Registration fees ..................................         25,214          44,688
  Custody fees (Note 3) ..............................         20,192          45,021
  Insurance ..........................................         11,945          14,132
  Trustees' fees .....................................         11,752          14,370
  Reports to shareholders ............................          4,686           6,056
  Miscellaneous ......................................          5,993           7,032
  Chief Compliance Officer fee (Note 3) ..............          3,909           5,334
                                                         ------------    ------------
    Total expenses ...................................        308,067         416,024
  Less: Expense reimbursement from adviser (Note 3) ..       (308,067)       (416,024)
                                                         ------------    ------------
    Net expenses .....................................           --              --
                                                         ------------    ------------
      Net investment income ..........................      9,398,210      13,116,696
                                                         ------------    ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments ...................       (766,888)         (2,988)
  Net change in unrealized appreciation/
    (depreciation) on investments ....................     (1,464,824)      5,579,638
                                                         ------------    ------------
    Net gain/(loss) on investments ...................     (2,231,712)      5,576,650
                                                         ------------    ------------
  Net increase in net assets resulting from operations   $  7,166,498    $ 18,693,346
                                                         ============    ============

   The accompanying notes are an integral part of these financial statements.


                                                    PIA FUNDS
                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                   BBB Bond Fund                 MBS Bond Fund
                                                         ----------------------------------------------------------------
                                                               Year            Year            Year        Feb. 28, 2006*
                                                              Ended           Ended            Ended           through
                                                             Nov. 30,        Nov. 30,         Nov. 30,         Nov. 30,
                                                               2007            2006             2007            2006
                                                         ----------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ..............................   $   9,398,210    $   4,443,792    $  13,116,696    $   1,241,628
  Net realized gain/(loss) on investments ............        (766,888)      (1,984,142)          (2,988)           1,788
  Net change in unrealized appreciation/
    (depreciation) on investments ....................      (1,464,824)       2,039,616        5,579,638        1,505,303
                                                         -------------    -------------    -------------    -------------
  Net increase in net assets resulting from operations       7,166,498        4,499,266       18,693,346        2,748,719
                                                         -------------    -------------    -------------    -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income ...........      (9,368,394)      (4,432,141)     (12,977,897)      (1,208,773)
  Distributions from net realized gains ..............            --               --            (20,848)            --
                                                         -------------    -------------    -------------    -------------
  Total distributions ................................      (9,368,394)      (4,432,141)     (12,998,745)      (1,208,773)
                                                         -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ......................     192,585,195       29,862,132      292,873,989       97,916,472
  Distributions reinvested ...........................       5,453,631        1,934,744        7,375,040          792,202
  Payment for shares redeemed ........................     (82,604,075)     (37,906,106)     (56,937,286)      (4,453,593)
                                                         -------------    -------------    -------------    -------------
  Net increase/(decrease) in net assets
  from capital share transactions ....................     115,434,751       (6,109,230)     243,311,743       94,255,081
                                                         -------------    -------------    -------------    -------------
  Total increase/(decrease) in net assets ............     113,232,855       (6,042,105)     249,006,344       95,795,027
                                                         -------------    -------------    -------------    -------------

NET ASSETS, BEGINNING OF PERIOD ......................      75,804,716       81,846,821       95,795,027             --
                                                         -------------    -------------    -------------    -------------
NET ASSETS, END OF PERIOD ............................   $ 189,037,571    $  75,804,716    $ 344,801,371    $  95,795,027
                                                         =============    =============    =============    =============
INCLUDES UNDISTRIBUTED NET INVESTMENT
  INCOME OF ..........................................   $      66,372    $      36,556    $      65,792    $      13,864
                                                         =============    =============    =============    =============

TRANSACTIONS IN SHARES:
  Shares sold ........................................      20,017,027        3,134,795       29,098,707        9,815,196
  Shares issued on reinvestment
    of distributions .................................         574,736          204,022          733,492           79,164
  Shares redeemed ....................................      (8,586,664)      (4,018,253)      (5,634,074)        (443,146)
                                                         -------------    -------------    -------------    -------------
  Net increase/(decrease) in shares outstanding ......      12,005,099         (679,436)      24,198,125        9,451,214
                                                         =============    =============    =============    =============
----------
*  Commencement of operations.

               The accompanying notes are an integral part of these financial statements.


                                                     PIA FUNDS
                                                   BBB BOND FUND
                                               FINANCIAL HIGHLIGHTS

                                            Year Ended   Year Ended  Year Ended   Year Ended     Sept. 25, 2003*
                                             Nov. 30,     Nov. 30,    Nov. 30,      Nov. 30,          through
                                               2007         2006        2005          2004         Nov. 30, 2003
                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ...   $     9.69  $     9.62  $        9.94  $        9.93  $       10.00
                                           ----------  ----------  -------------  -------------  -------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................         0.52        0.53           0.49           0.38           0.06
Net realized and unrealized gain/(loss)
  on investments .......................        (0.16)       0.06          (0.31)          0.06          (0.13)
                                           ----------  ----------  -------------  -------------  -------------
Total from investment operations .......         0.36        0.59           0.18           0.44          (0.07)
                                           ----------  ----------  -------------  -------------  -------------

LESS DISTRIBUTIONS:
Distributions from net investment income        (0.52)      (0.52)         (0.49)         (0.43)            --
Distributions from net realized gains ..          --          --           (0.01)           --              --
                                           ----------  ----------  -------------  -------------  -------------
Total distributions ....................        (0.52)      (0.52)         (0.50)         (0.43)            --
                                           ----------  ----------  -------------  -------------  -------------

Net asset value, end of period .........   $     9.53  $     9.69  $        9.62  $        9.94  $        9.93
                                           ==========  ==========  =============  =============  =============

TOTAL RETURN ...........................         3.87%       6.44%          1.75%          4.57%         (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  189,038  $   75,805  $      81,847  $      49,228  $         199
Ratio of expenses to average net assets:
  Net of expense reimbursement .........         0.00%       0.00%          0.00%          0.00%          0.00%+
  Before expense reimbursement .........         0.19%       0.22%          0.28%          0.72%        224.56%+
Ratio of net investment income/(loss)
  to average net assets:
  Net of expense reimbursement .........         5.65%       5.49%          5.09%          4.86%          3.16%+
  Before expense reimbursement .........         5.46%       5.27%          4.81%          4.14%       (221.40)%+
Portfolio turnover rate ................          226%        112%           104%           202%            87%++

----------
*  Commencement of operations.
+  Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                                  MBS BOND FUND
                              FINANCIAL HIGHLIGHTS

                                             Year Ended      Feb. 28, 2006*
                                              Nov. 30,           through
                                                2007          Nov. 30, 2006
                                             -------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ......   $    10.14       $    10.00
                                              ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................         0.51             0.34
Net realized and unrealized gain
  on investments ..........................         0.11             0.13
                                              ----------       ----------
Total from investment operations ..........         0.62             0.47
                                              ----------       ----------

LESS DISTRIBUTIONS:
Distributions from net investment income ..         0.51            (0.33)
Distributions from net realized gains .....        (0.00)#            --
                                              ----------       ----------
Total distributions .......................         0.51            (0.33)
                                              ----------       ----------

NET ASSET VALUE, END OF PERIOD ............   $    10.25       $    10.14
                                              ==========       ==========

TOTAL RETURN ..............................         6.30%            4.86%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......   $  344,801       $     95,795
Ratio of expenses to average net assets:
  Net of expense reimbursement ............         0.00%            0.00%+
  Before expense reimbursement ............         0.17%            0.48%+
Ratio of net investment income to
  average net assets:
  Net of expense reimbursement ............         5.39%            5.46%+
  Before expense reimbursement ............         5.22%            4.98%+
Portfolio turnover rate ...................         139%               19%++

---------
*  Commencement of operations.
+  Annualized for periods less than one year.
++ Not annualized for periods less than one year.
#  Amount is less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                                   PIA FUNDS
               NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007

NOTE 1. ORGANIZATION

         The PIA BBB Bond Fund and the PIA MBS Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the "BBB Bond Fund") is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group or the Baa category by Moody's Investors Services. The investment objective of the PIA MBS Bond Fund (the "MBS Bond Fund") is to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Lehman MBS Fixed Rate Index. The BBB Bond Fund and MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

         REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

         SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

         FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

         RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2007, the MBS Bond Fund had a decrease in undistributed net investment income of $86,871 and a decrease in accumulated net realized loss of $86,871.

         NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be May 31, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

         In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser a fee. However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the year ended November 30, 2007, the Funds incurred no investment advisory fees.

         The Funds are responsible for their own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets. The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time. The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2007, the Adviser absorbed Fund expenses in the amount of $308,067 and $416,024 for the BBB Bond Fund and MBS Bond Fund, respectively.

         U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For the year ended November 30, 2007, the BBB Bond Fund and MBS Bond Fund incurred $36,612 and $57,896 in administration fees, respectively.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

         U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the year ended November 30, 2007, the BBB Bond Fund and MBS Bond Fund incurred $73,166 and $106,964 in fund accounting fees, respectively and $77,289 and $75,638 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the year ended November 30, 2007, the BBB Bond Fund and MBS Bond Fund incurred $20,192 and $45,021 in custody fees, respectively.

         Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

         Certain officers of the Funds are employees of the Administrator.

         For the year ended November 30, 2007, the BBB Bond Fund and MBS Bond Fund were allocated $3,909 and $5,334 of the Chief Compliance Officer fee, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         For the year ended November 30, 2007, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $238,467,491 and $136,745,586, respectively, for the BBB Bond Fund and $545,733,027 and $311,836,303, respectively, for the MBS Bond Fund. Purchases and sales of U.S. government obligations for the year ended November 30, 2007 were $220,546,758 and $214,617,492, respectively, for the BBB Bond Fund and $28,593,066 and $19,945,449, respectively, for the MBS Bond Fund.

NOTE 5. LINE OF CREDIT

         The BBB Bond Fund has a line of credit in the amount of $36,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the BBB Bond Fund's custodian, U.S. Bank, N.A. During the year ended November 30, 2007, the BBB Bond Fund did not draw upon the line of credit.

NOTE 6. FEDERAL INCOME TAX INFORMATION

         Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and paydowns.

         As of November 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                BBB Bond Fund      MBS Bond Fund
                                                -------------      -------------
Cost of investments .......................     $ 189,037,338      $ 352,130,314
                                                =============      =============
Gross tax unrealized appreciation .........     $   2,042,552      $   7,084,941
Gross tax unrealized depreciation .........        (2,903,181)              --
                                                -------------      -------------
Net tax unrealized appreciation ...........     $    (860,629)     $   7,084,941
                                                =============      =============
Undistributed ordinary income .............     $      66,372      $      95,982
Undistributed long-term capital gains .....              --               53,624
                                                -------------      -------------
Total distributable earnings ..............     $      66,372      $     149,606
                                                =============      =============
Other accumulated gains/(losses) ..........     $  (2,926,138)     $        --
                                                -------------      -------------
Total accumulated earnings/(losses) .......     $  (3,720,395)     $   7,234,547
                                                =============      =============

         At November 30, 2007, the BBB Bond Fund had accumulated a capital loss carryforward of $2,926,138, of which $373,955 expires in 2013 and $1,819,397 expires in 2014 and $732,786 expires in 2015. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

         The tax character of distributions paid during the year ended November 30, 2007 and the period ended November 30, 2006 was as follows:

                          BBB Bond Fund                     MBS Bond Fund
                  -----------------------------   ------------------------------
                  Nov. 30, 2007   Nov. 30, 2006   Nov. 30, 2007    Nov. 30, 2006
                  -------------   -------------   -------------    -------------
Ordinary income    $ 9,368,394      $ 4,432,141   $ 12,998,745      $ 1,208,773

         Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 7. OTHER TAX INFORMATION

         For the year ended November 30, 2007, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2007 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2007, and the related statements of operations for the year then ended, with respect to the PIA BBB Bond Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, with respect to the PIA MBS Bond Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 28, 2006 to November 30, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the PIA BBB Bond Fund for year ended November 30, 2004 and for the period September 26, 2003 to November 30, 2003 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2007, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 25, 2008

                                   PIA FUNDS
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2007
                                  (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

         A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2007

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

         The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                   PIA FUNDS
          INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2007
                                  (UNAUDITED)

         This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                        TRUSTEE     NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER              OF FUNDS         OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS             SINCE*        FUND COMPLEX**
--------------------------------------------------------------------------------
Walter E. Auch, Age 86                            1997              2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Citigroup Funds,
Sound Surgical Technologies, LLC and UBS Fund Complex
(consisting of 56 portfolios)
--------------------------------------------------------------------------------
James Clayburn LaForce, Age 78                    2002              2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, and Arena Pharmaceuticals
--------------------------------------------------------------------------------
Donald E. O'Connor, Age 71                        1997              2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January 1997).
Other Directorships: The Forward Funds
--------------------------------------------------------------------------------
George J. Rebhan, Age 73                          2002              2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds
--------------------------------------------------------------------------------
George T. Wofford III, Age 68                     1997              2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services,
Federal Home Loan Bank of San Francisco.
Other Directorships: None
--------------------------------------------------------------------------------

                                   PIA FUNDS
    INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2007 (CONTINUED)
                                  (UNAUDITED)

OFFICERS
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                        TRUSTEE     NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER              OF FUNDS         OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS             SINCE*        FUND COMPLEX**
--------------------------------------------------------------------------------
Jeanine M. Bajczyk, Age 42                        N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since May 2006); Senior Counsel,
Wells Fargo Funds Management LLC (May 2005 to May 2006);
Associate Counsel, Strong Financial Corporation
(January 2001 to May 2005).
--------------------------------------------------------------------------------
Douglas G. Hess, Age 40                           N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
President
Vice President, Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since March 1997).
--------------------------------------------------------------------------------
Cheryl L. King, Age 46                            N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Assistant Vice President, Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since October 1998).
--------------------------------------------------------------------------------
Joe D. Redwine, Age 60                            N/A               N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer,
U.S. Bancorp Fund Services, LLC (since May 1991).
--------------------------------------------------------------------------------
Robert M. Slotky, Age 60                          N/A               N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC
(since July 2001); formerly Senior Vice President,
Investment Company Administration, LLC.

-------------
*    The term for each Trustee is indefinite.
** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

     The Statement of Additional Information includes additional information about the Funds' trustees and officers and is available, without charge, upon request by calling 1-800-251-1970.

                                    ADVISER
                         Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (800) 251-1970

                                   CUSTODIAN
                                U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                              Milwaukee, WI 53212

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                                                  PIA LOGO

                                                                  PIA Funds

                                                                - PIA MODERATE
                                                              DURATION BOND FUND

                                                               - PIA SHORT-TERM
                                                               SECURITIES FUND











                                                                Annual Report

                                                              November 30, 2007

Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2007 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Moderate Duration Bond Fund and the Short-Term Securities Fund.

During the 12 months ended November 30, the total returns, including the reinvestment of dividends and capital gains, were as follows:

            PIA Moderate Duration Bond Fund           7.10%
            PIA Short-Term Securities Fund            5.40%

Economic growth continued throughout the year. However, the housing sector still exhibited signs of considerable weakness. To help ease the impact of a potential recession, the Federal Reserve began easing monetary policy in September 2007 by lowering the funds rate from 5.25% to 4.75% then again in October to 4.50%. Yields on 6-month treasury bills declined 174 basis points during the period while yields on 5-year treasuries fell by 106 basis points and yields on 30-year treasuries declined by 18 basis points.

The Moderate Duration Bond Fund's return was higher than the benchmark index. An underweight in corporate bonds helped the performance along with a longer maturity structure. Interest rate spreads on corporate bonds over treasuries widened significantly during the period. The benchmark index, the Lehman Brothers Aggregate Bond Index, return was 6.05%.

The Short-Term Securities Fund had a slightly shorter maturity structure than the index and an overweight in short average life/floating rate government mortgage-backed securities which underperformed treasuries. The benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index, was up 6.02% for the period.

Please take a moment to review your Fund(s)' statement of assets and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2008.



/s/ LLOYD MCADAMS
-----------------
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PLEASE REFER TO THE FOLLOWING PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES. INVESTMENTS IN ASSET-BACKED AND MORTGAGE-BACKED SECURITIES INCLUDE ADDITIONAL RISKS THAT INVESTORS SHOULD BE AWARE OF SUCH AS CREDIT RISK, PREPAYMENT RISK, POSSIBLE ILLIQUIDITY AND DEFAULT, AS WELL AS INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC DEVELOPMENTS.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 1/08

                                   PIA FUNDS
                        PIA MODERATE DURATION BOND FUND
                    PERFORMANCE RESULTS - NOVEMBER 30, 2007

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PIA MODERATE
         DURATION BOND FUND VS THE LEHMAN BROTHERS AGGREGATE BOND INDEX


CHART OMITTED
                                    PIA MODERATE    LEHMAN BROTHERS
                                      DURATION        AGGREGATE
                      DATE            BOND FUND      BOND INDEX
                   -------------------------------------------------
                     9/1/1998          10,000         10,000
                   11/30/1998          10,265         10,242
                   11/30/1999          10,189         10,238
                   11/30/2000          11,059         11,166
                   11/30/2001          12,268         12,412
                   11/30/2002          12,780         13,323
                   11/30/2003          13,368         14,014
                   11/30/2004          13,762         14,636
                   11/30/2005          14,079         14,987
                   11/30/2006          14,865         15,877
                   11/30/2007          15,920         16,837



Average Annual Total Return*               1 Year     5 Years    Since Inception
----------------------------               ------     -------    ---------------

PIA Moderate Duration Bond Fund             7.10%       4.49%         5.16%
Lehman Brothers Aggregate Bond Index        6.05%       4.79%         5.80%

         Total Annual Fund Operating Expenses - 1.26%

         Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

         This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 1, 1998. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

         The Lehman Brothers Aggregate Bond Index is an unmanaged index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

         Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                   PIA FUNDS
                         PIA SHORT-TERM SECURITIES FUND
                    PERFORMANCE RESULTS - NOVEMBER 30, 2007

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PIA SHORT-TERM
      SECURITIES FUND VS THE MERRILL LYNCH 1-YEAR U.S.TREASURY NOTE INDEX


CHART OMITTED



                                              MERRILL LYNCH
                                                 1-YEAR
                         PIA SHORT-TERM       U.S. TREASURY
            DATE         SECURITIES FUND       NOTE INDEX
          ---------------------------------------------------
          11/30/1997          10,000             10,000
          11/30/1998          10,699             10,602
          11/30/1999          11,020             11,045
          11/30/2000          11,824             11,766
          11/30/2001          12,740             12,705
          11/30/2002          13,105             13,109
          11/30/2003          13,310             13,310
          11/30/2004          13,487             13,439
          11/30/2005          13,787             13,723
          11/30/2006          14,407             14,331
          11/30/2007          15,184             15,194




Average Annual Total Return*                     1 Year     5 Years    10 Years
----------------------------                     ------     -------    --------
PIA Short-Term Securities Fund                     5.40%      2.99%      4.27%
Merrill Lynch 1-Year U.S. Treasury Note Index      6.02%      2.99%      4.27%


Total Annual Fund Operating Expenses - 0.58%

         Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

         This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

         The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue.

         Indices do not incur expenses and are not available for investment.

------------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                   PIA FUNDS
                      EXPENSE EXAMPLE - NOVEMBER 30, 2007
                                 (UNAUDITED)

         As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/07 - 11/30/07).

ACTUAL EXPENSES

         The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreements for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, respectively. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       EXPENSES
                                                                         PAID
                                                BEGINNING   ENDING      DURING
                                                 ACCOUNT    ACCOUNT     PERIOD
                                                  VALUE      VALUE      6/1/07 -
                                                 6/1/07     11/30/07   11/30/07*
                                                 ------     --------   ---------

PIA Moderate Duration Bond Fund
  Actual                                       $1,000.00   $1,054.70   $ 2.58
  Hypothetical (5% return before expenses)     $1,000.00   $1,022.56   $ 2.54

PIA Short-Term Securities Fund
  Actual                                       $1,000.00   $1,032.90   $ 1.78
  Hypothetical (5% return before expenses)     $1,000.00   $1,023.31   $ 1.78

------------
* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratios of the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

                                   PIA FUNDS
                        PIA MODERATE DURATION BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2007
                                  (UNAUDITED)

INVESTMENTS BY TYPE
AS A PERCENTAGE OF NET ASSETS



PIE CHART OMITTED



                  Mortgage-Backed Securities    34%
                  U.S. Government Agencies
                    and Instrumentalities       34%
                  Corporate Bonds & Notes       21%
                  Cash Equivalents and
                    Other Assets                11%

                                   PIA FUNDS
                         PIA SHORT-TERM SECURITIES FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2007
                                  (UNAUDITED)

INVESTMENTS BY ISSUER
AS A PERCENTAGE OF NET ASSETS


PIE CHART OMITTED

                        Federal Home Loan
                          Mortgage Corp.               29%
                        Federal National
                          Mortgage Assoc.              29%
                        United States Treasury         28%
                        Cash Equivalents and
                          Other Assets                  5%
                        Federal Home
                          Loan Bank                     5%
                        Government National
                          Mortgage Assoc.               4%



                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007

PIA MODERATE
DURATION BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 21.0%
AEROSPACE/DEFENSE 0.9%
          United Technologies Corp.
$100,000    4.375%, due 5/1/10 ................................       $  100,366
                                                                      ----------

AUTO MANUFACTURERS 1.0%
          DaimlerChrysler NA Holding Corp.
 100,000    5.875%, due 3/15/11 ...............................          102,867
                                                                      ----------
BANKS 2.8%
          Bank of America Corp.
 100,000    5.375%, due 8/15/11 ...............................          101,981
          Wachovia Corp.
 100,000    4.375%, due 6/1/10 ................................           98,910
          Wells Fargo & Co.
 100,000    4.625%, due 8/9/10 ................................          100,740
                                                                      ----------
                                                                         301,631
                                                                      ----------

CONSUMER PRODUCTS 0.9%
          Clorox Co.
 100,000    5.00%, due 1/15/15 ................................           97,858
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES 2.5%
          Countrywide Financial Corp.
 100,000   5.80%, due 6/7/12 ..................................           75,049
          General Electric Capital Corp.
 100,000   5.00%, due 1/8/16 ..................................          100,050
          HSBC Finance Corp.
 100,000   4.125%, due 11/16/09 ...............................           98,689
                                                                      ----------
                                                                         273,788
                                                                      ----------

ELECTRIC UTILITIES 1.9%
          Dominion Resources, Inc.
 100,000    5.15%, due 7/15/15 ................................           96,977
          Duke Energy Corp.
 100,000    6.25%, due 1/15/12 ................................          106,149
                                                                      ----------
                                                                         203,126
                                                                      ----------


PIA MODERATE
DURATION BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
FOOD 0.5%
          ConAgra Foods, Inc.
$ 50,000    6.75%, due 9/15/11 ................................       $   53,103
                                                                      ----------
INSURANCE 0.9%
          MetLife, Inc.
 100,000    5.00%, due 6/15/15 ................................           96,400
                                                                      ----------
MEDIA 2.8%
          News America, Inc.
 100,000    5.30%, 12/15/14 ...................................           99,947
          Time Warner, Inc.
 100,000    6.75%, due 4/15/11 ................................          104,433
          Viacom, Inc.
 100,000    6.25%, due 4/30/16 ................................          102,001
                                                                      ----------
                                                                         306,381
                                                                      ----------
MEDICAL/DRUGS 1.0%
          AstraZeneca PLC
 100,000    5.40%, due 9/15/12 ................................          103,346
                                                                      ----------
OIL & GAS 1.0%
          Occidental Petroleum Corp.
 100,000    6.75%, due 1/15/12 ................................          108,587
                                                                      ----------
RETAIL 1.0%
          Target Corp.
 100,000    7.00%, due 7/15/31 ................................          107,792
                                                                      ----------
SAVINGS & LOANS 0.8%
          Washington Mutual, Inc.
 100,000    5.125%, due 1/15/15 ...............................           82,180
                                                                      ----------
          Telecommunications 2.1%
          BellSouth Corp.
 100,000    6.00%, due 10/15/11 ...............................          104,535
          Verizon Communications, Inc.
 100,000    7.75%, due 12/1/30 ................................          119,092
                                                                      ----------
                                                                         223,627
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                      -8-

                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007


PIA MODERATE
DURATION BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION  0.9%
            Union Pacific Corp.
$  100,000     5.65%, due 5/1/17 ............................         $  100,829
                                                                      ----------

TOTAL CORPORATE BONDS & NOTES
                 (cost $2,280,631) ............................        2,261,881
                                                                      ----------
MORTGAGE-BACKED SECURITIES 33.8%
U.S. GOVERNMENT AGENCIES 33.8%
            FHLMC Pool
   238,701     4.50%, due 1/1/19, #B11934 ...................            235,359
   676,725     5.00%, due 3/1/22, #G18171 ...................            675,886
   693,961     4.50%, due 6/1/22, #G12706 ...................            682,469
         0     5.00%, due 8/1/34, #G08004 ...................               --
         0     5.00%, due 10/1/34, #A27698 ..................               --
   471,835     5.00%, due 8/1/36, #A51601 ...................            463,597
            FNMA Pool
   222,156     6.00%, due 3/1/33, #555285 ...................            226,686
   632,255     5.50%, due 10/1/33, #748710 ..................            635,010
            GNMA Pool
   496,079     5.00%, due 2/15/22, #618803 ..................            496,239
   222,206     6.00%, due 8/15/36, #609011 ..................            227,950
                                                                      ----------
                                                                       3,643,196
                                                                      ----------

TOTAL MORTGAGE-BACKED SECURITIES
               (cost $3,595,770) ............................          3,643,196
                                                                      ----------


PIA MODERATE
DURATION BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 34.2%
U.S. GOVERNMENT AGENCIEs 4.9%
            FNMA
$  500,000     5.25%, due 9/15/16 ...........................         $  526,980
                                                                      ----------

U.S. TREASURY BOND (STRIPS) 1.1%
            U.S. Treasury Bond (STRIPS)
   400,000     0.00%, due 2/15/36 (a) .......................            115,622
                                                                      ----------

U.S. TREASURY BONDS 2.7%
            U.S. Treasury Bond
   100,000     7.125%, due 2/15/23 ..........................            130,320
   150,000     5.00%, due 5/15/37 ...........................            164,766
                                                                      ----------
                                                                         295,086
                                                                      ----------

U.S. TREASURY NOTES 25.5%
            U.S. Treasury Note
   675,000     4.75%, due 2/15/10 ...........................            699,469
   600,000     4.875%, due 5/31/11 ..........................            633,141
   225,000     4.625%, due 7/31/12 ..........................            236,531
   600,000     3.875%, due 10/31/12 .........................            612,563
   525,000     4.75%, due 5/15/14 ...........................            558,633
                                                                      ----------
                                                                       2,740,337
                                                                      ----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
               (cost $3,552,785) ............................          3,678,025
                                                                      ----------

RIGHTS 0.0%
         1       Global Crossing North America, Inc.
                 Liquidating Trust (b)(c) (cost $0) ...........             --
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                                      -9-

                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007

PIA MODERATE
DURATION BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.5%
    45,442  AIM STIT - Treasury Portfolio .....................       $   45,442
            FHLB Discount Note
$  866,000     Zero Coupon, due 12/3/07 .......................          865,827
                                                                      ----------

Total Short-Term Investments
        (cost $911,269) .......................................          911,269
                                                                      ----------

Total Investments
        (cost $10,340,455) .............  97.5%                       10,494,371
Other Assets less Liabilities ..........   2.5%                          266,038
                                                                      ----------
TOTAL NET ASSETS ....................... 100.0%                      $10,760,409
                                                                     ===========

(a)  Principal Only.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of November 30, 2007, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees. See note 2 in the notes to financial statements.

     FHLB   - Federal Home Loan Bank
     FHLMC  - Federal Home Loan Mortgage Corporation
     FNMA   - Federal National Mortgage Association
     GNMA   - Government National Mortgage Association
     STRIPS - Separate Trading of Registered Interest and Principal Securities




PIA SHORT-TERM
SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.8%
PRIVATE 0.0%
            Prudential Home Mortgage Securities
$    3,473     7.50%, due 3/25/08 ...........................        $     3,461

U.S. GOVERNMENT AGENCIES 23.8%
            FHLMC ARM Pool (a)
    42,572     7.023%, due 8/1/15, #755204 ..................             42,782
    38,492     7.177%, due 2/1/22, #845113 ..................             39,165
    73,378     6.704%, due 10/1/22, #635206 .................             74,376
    24,978     7.235%, due 6/1/23, #845755 ..................             25,428
    16,291     7.205%, due 2/1/24, #609231 ..................             16,469
   661,455     7.302%, due 1/1/25, #785726 ..................            670,999
    70,712     6.944%, due 1/1/33, #1B0668 ..................             71,307
            FNMA ARM Pool (a)
    48,877     7.39%, due 7/1/25, #555206 ...................             49,329
   469,712     6.628%, due 7/1/27, #424953 ..................            472,009
   212,750     7.306%, due 3/1/28, #556438 ..................            214,614
   203,893     6.274%, due 6/1/29, #508399 ..................            204,326
   420,314     6.717%, due 4/1/30, #562912 ..................            426,744
   120,288     7.155%, due 8/1/30, #556824 ..................            121,259
   175,544     7.143%, due 10/1/30, #670317 .................            178,426
    49,727     7.103%, due 7/1/31, #592745 ..................             50,679
   122,664     7.067%, due 9/1/31, #597196 ..................            124,631
    35,679     6.902%, due 11/1/31, #610547 .................             36,158
    70,704     7.125%, due 4/1/32, #629098 ..................             72,259
   109,725     7.25%, due 2/1/33, #670257 ...................            110,899
 2,517,062     5.286%, due 1/1/36, #849264 ..................          2,536,545
 1,987,159     5.707%, due 10/1/37, #955963 .................          2,008,336
 1,323,151     5.788%, due 11/1/37, #953653 .................          1,340,630
 1,849,297     6.207%, due 11/1/37, #948183(b) ..............          1,882,529
            FNMA Pool
    29,487     11.00%, due 1/1/13, #415842 ..................             32,158
            GNMA II ARM Pool (a)
    21,083     6.125%, due 11/20/21, #8871 ..................             21,421
   145,024     6.125%, due 10/20/22, #8062 ..................            147,155
   324,946     6.125%, due 11/20/26, #80011 .................            329,880
    69,975     6.125%, due 11/20/26, #80013 .................             71,157
    36,360     6.125%, due 12/20/26, #80021 .................             36,900

   The accompanying notes are an integral part of these financial statements.

                                      -10-

                                   PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2007

PIA SHORT-TERM
SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 23.8% (CONTINUED)
            GNMA II ARM Pool (a) (continued)
$   19,790     6.375%, due 1/20/27, #80029 ....................      $    20,129
   309,585     5.625%, due 7/20/27, #80094 ....................          312,932
   444,848     5.625%, due 8/20/27, #80104 ....................          449,496
    18,619     6.125%, due 10/20/27, #80122 ...................           18,904
   172,966     6.375%, due 1/20/28, #80154 ....................          176,001
   361,125     6.125%, due 10/20/29, #80331 ...................          366,847
    73,746     6.125%, due 11/20/29, #80344 ...................           74,890
                                                                     -----------
                                                                      12,827,769
                                                                     -----------

TOTAL MORTGAGE-BACKED SECURITIES
                (cost $12,875,569)                                    12,831,230
                                                                     -----------

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 71.1%
U.S. GOVERNMENT AGENCIES 43.5%
            FHLB
 2,700,000     3.625%, due 1/15/08 ............................        2,697,586
            FHLMC
 3,250,000     5.75%, due 4/15/08 .............................        3,267,280
 3,250,000     3.875%, due 6/15/08 ............................        3,239,545
 3,000,000     4.625%, due 12/19/08 ...........................        3,018,315
   750,000     4.75%, due 3/5/09 ..............................          757,812
 4,500,000     3.375%, due 4/15/09 ............................        4,473,711
            FNMA
 2,500,000     5.25%, due 12/3/07 .............................        2,500,000
 3,500,000     3.25%, due 1/15/08 .............................        3,494,428
                                                                     -----------
                                                                      23,448,677
                                                                     -----------

PIA SHORT-TERM
SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES 27.6%
U.S. Treasury Note
$  200,000     4.375%, due 1/31/08 ............................      $   200,438
 1,500,000     5.625%, due 5/15/08 ............................        1,515,820
 2,400,000     4.875%, due 8/31/08 ............................        2,426,438
   800,000     4.875%, due 10/31/08 ...........................          811,313
 3,000,000     4.50%, due 2/15/09 .............................        3,049,221
 2,100,000     4.50%, due 3/31/09 .............................        2,138,392
 2,000,000     4.50%, due 4/30/09 .............................        2,038,438
 2,600,000     4.625%, due 7/31/09 ............................        2,664,189
                                                                     -----------
                                                                      14,844,249
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
        (cost $37,992,616) ....................................       38,292,926
                                                                     -----------

SHORT-TERM INVESTMENTS 7.9%
    41,359  AIM STIT - Treasury Portfolio .....................           41,359
            FHLB Discount Note
$4,209,000     Zero Coupon, due 12/3/07 .......................        4,208,157
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
        (cost $4,249,516)                                              4,249,516
                                                                     -----------

TOTAL INVESTMENTS
        (cost $55,117,701) ............... 102.8%                     55,373,672
LIABILITIES LESS OTHER ASSETS ............  (2.8)%                    (1,537,381)
                                                                     -----------
TOTAL NET ASSETS ......................... 100.0%                    $53,836,291
                                                                     ===========


------------
(a)  Variable rate note. Rate shown reflects the rate in effect at November 30,
     2007.
(b)  Valued at a fair value in accordance with procedures established by the
     Fund's Board of Trustees. See note 2 in the notes to financial statements.

        FHLB  - Federal Home Loan Bank
        FHLMC - Federal Home Loan Mortgage Corporation
        FNMA  - Federal National Mortgage Association
        GNMA  - Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2007

                                                               MODERATE
                                                               DURATION       SHORT-TERM
                                                               BOND FUND    SECURITIES FUND
                                                              -----------------------------
ASSETS:
  Investments in securities, at value
    (cost $10,340,455 and $55,117,701, respectively) ......   $ 10,494,371    $ 55,373,672
  Deposit of cash in segregated account. ..................         41,321            --
  Receivable for securities sold ..........................        182,185          38,770
  Receivable for fund shares sold .........................         17,736          20,000
  Interest receivable .....................................         77,904         531,036
  Due from investment adviser (Note 3) ....................          8,162           1,156
  Prepaid expenses ........................................          8,804           8,846
                                                              ------------    ------------
    Total assets ..........................................     10,830,483      55,973,480
                                                              ------------    ------------

LIABILITIES:
  Due to Custodian ........................................             70            --
  Payable for fund shares redeemed ........................           --             8,216
  Payable for securities purchased ........................           --         2,047,378
  Dividends payable .......................................         16,690           9,782
  Accrued distribution fees ...............................         19,252          34,508
  Administration fees .....................................          2,085           2,509
  Custody fees ............................................            777           1,618
  Transfer agent fees and expenses ........................          3,168           3,861
  Fund accounting fees ....................................          5,870           5,841
  Professional fees .......................................         18,532          18,507
  Chief Compliance Officer fee ............................             64             201
  Accrued expenses and other liabilities ..................          3,566           4,768
                                                              ------------    ------------
    Total liabilities .....................................         70,074       2,137,189
                                                              ------------    ------------
    Net Assets ............................................   $ 10,760,409    $ 53,836,291
                                                              ============    ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, par value $0.01 per share;
    unlimited shares authorized ...........................   $ 12,355,454    $ 54,862,848
  Undistributed net investment income .....................         10,196          14,581
  Accumulated net realized loss on investments
    and futures contracts closed ..........................     (1,759,157)     (1,297,109)
  Net unrealized appreciation on investments ..............        153,916         255,971
                                                              ------------    ------------
    Net Assets ............................................   $ 10,760,409    $ 53,836,291
                                                              ============    ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ..............................   $      18.94    $      10.02
                                                              ============    ============
SHARES OUTSTANDING ........................................        568,014       5,372,715
                                                              ============    ============

   The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
            STATEMENTS OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2007

                                                          MODERATE
                                                          DURATION      SHORT-TERM
                                                          BOND FUND   SECURITIES FUND
                                                         ----------------------------
INVESTMENT INCOME:
  Interest ...........................................   $   581,286    $ 2,493,166
                                                         -----------    -----------
    Total investment income ..........................       581,286      2,493,166
                                                         -----------    -----------
EXPENSES:
  Investment advisory fees (Note 3) ..................        34,863         99,996
  Fund accounting fees (Note 3) ......................        34,069         34,592
  Professional fees ..................................        25,866         27,125
  Administration fees (Note 3) .......................        25,287         30,352
  Transfer agent fees and expenses (Note 3) ..........        18,826         23,164
  Registration fees ..................................        16,821         16,952
  Distribution fees (Note 4) .........................        11,621         26,847
  Trustees' fees .....................................         6,555          7,447
  Insurance ..........................................         4,864          6,936
  Custody fees (Note 3) ..............................         4,685          9,278
  Reports to shareholders ............................         2,786          7,286
  Miscellaneous ......................................         1,363          2,981
  Chief Compliance Officer fee (Note 3) ..............           290          1,338
                                                          -----------    -----------
    Total expenses ...................................       187,896        294,294
  Less: Expense waiver and reimbursement
    from adviser (Note 3) ............................      (129,792)      (119,302)
                                                         -----------    -----------
    Net expenses .....................................        58,104        174,992
                                                         -----------    -----------
      Net investment income ..........................       523,182      2,318,174
                                                         -----------    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS CLOSED:
  Net realized gain on:
    Investments ......................................       146,493         28,133
    Futures contracts closed .........................        20,324           --
                                                         -----------    -----------
      Net realized gain ..............................       166,817         28,133
                                                         -----------    -----------

Net change in unrealized appreciation on investments .       138,292        296,361
                                                         -----------    -----------
  Net gain on investments and futures contracts closed       305,109        324,494
                                                         -----------    -----------
Net increase in net assets resulting from operations .   $   828,291    $ 2,642,668
                                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              MODERATE DURATION                  SHORT-TERM
                                                                  BOND FUND                    SECURITIES FUND
                                                         -------------------------------------------------------------
                                                             YEAR            YEAR            YEAR            YEAR
                                                             ENDED           ENDED          ENDED           ENDED
                                                            NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,
                                                              2007            2006           2007            2006
                                                         -------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income ..............................   $    523,182    $    693,834    $  2,318,174    $  2,033,174
  Net realized gain/(loss) on investments
    and futures contracts closed .....................        166,817        (123,298)         28,133         (87,876)
  Net change in unrealized appreciation on investments        138,292         276,003         296,361         258,217
                                                         ------------    ------------    ------------    ------------
  Net increase in net assets resulting from operations        828,291         846,539       2,642,668       2,203,515
                                                         ------------    ------------    ------------    ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income ...........       (522,315)       (693,542)     (2,383,252)     (2,112,283)
                                                         ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ......................      2,357,512       3,102,806      21,522,872       8,421,697
  Distributions reinvested ...........................        255,947         322,705       2,263,973       1,930,553
  Payment for shares redeemed ........................     (8,285,167)     (3,118,790)    (11,375,057)    (19,166,272)
                                                         ------------    ------------    ------------    ------------
  Net increase/(decrease) in net assets
    from capital share transactions ..................     (5,671,708)        306,721      12,411,788      (8,814,022)
                                                         ------------    ------------    ------------    ------------
  Total increase/(decrease) in net assets ............     (5,365,732)        459,718      12,671,204      (8,722,790)
                                                         ------------    ------------    ------------    ------------

NET ASSETS, BEGINNING OF YEAR ........................     16,126,141      15,666,423      41,165,087      49,887,877
                                                         ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ..............................   $ 10,760,409    $ 16,126,141    $ 53,836,291    $ 41,165,087
                                                         ============    ============    ============    ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ......   $     10,196    $      8,935    $     14,581    $      7,725
                                                         ============    ============    ============    ============
TRANSACTIONS IN SHARES:
  Shares sold ........................................        127,225         170,322       2,155,379         844,618
  Shares issued on reinvestment of distributions .....         13,811          17,739         227,258         193,885
  Shares redeemed ....................................       (444,735)       (171,570)     (1,139,064)     (1,917,965)
                                                         ------------    ------------    ------------    ------------
  Net increase/(decrease) in shares outstanding ......       (303,699)         16,491       1,243,573        (879,462)
                                                         ============    ============    ============    ============

                  The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
                          MODERATE DURATION BOND FUND
                              FINANCIAL HIGHLIGHTS

                                               Year Ended   Year Ended    Year Ended    Year Ended       Year Ended
                                                Nov. 30,     Nov. 30,       Nov. 30,      Nov. 30,        Nov. 30,
                                                  2007         2006           2005          2004            2003
                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each year)

Net asset value, beginning of year .......   $   18.50      $   18.32      $   18.59      $   19.41      $    19.91
                                             ---------      ---------      ---------      ---------      ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................        0.84           0.82           0.68           0.74            0.94
Net realized and unrealized gain/(loss) on
investments and futures contracts closed .        0.44           0.17          (0.25)         (0.19)          (0.05)
                                             ---------      ---------      ---------      ---------      ----------
Total from investment operations .........        1.28           0.99           0.43           0.55            0.89
                                             ---------      ---------      ---------      ---------      ----------

LESS DISTRIBUTIONS:
Distributions from net investment income .       (0.84)         (0.81)         (0.70)         (0.73)          (1.00)
Distributions from net realized gains ....         --             --             --           (0.64)          (0.39)
                                             ---------      ---------      ---------      ---------      ----------
Total distributions ......................       (0.84)         (0.81)         (0.70)         (1.37)          (1.39)
                                             ---------      ---------      ---------      ---------      ----------

Net asset value, end of year .............   $   18.94      $   18.50      $   18.32      $   18.59      $    19.41
                                             =========      =========      =========      =========      ==========

TOTAL RETURN .............................        7.10%          5.58%          2.30%          2.94%           4.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ......    $   10,760     $   16,126     $   15,666     $   14,403     $    39,051
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ......        0.50%          0.50%          0.50%          0.47%           0.45%
  Before waivers and reimbursements ......        1.62%          1.26%          1.28%          0.99%           0.73%
Ratio of net investment income
  to average net assets:
  Net of waivers and reimbursements ......        4.50%          4.44%          3.67%          3.53%           4.69%
  Before waivers and reimbursements ......        3.38%          3.68%          2.89%          3.01%           4.41%
Portfolio turnover rate ..................         158%           231%           287%           316%            190%

   The accompanying notes are an integral part of these financial statements.


                                   PIA FUNDS
                           SHORT-TERM SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                           Year Ended      Year Ended   Year Ended     Year Ended    Year Ended
                                             Nov. 30,        Nov. 30,     Nov. 30,        Nov. 30,     Nov. 30,
                                               2007           2006          2005           2004           2003
                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR)

Net asset value, beginning of year .....   $    9.97      $    9.96      $   10.03      $   10.15      $   10.29
                                           ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................        0.46           0.41           0.26           0.25           0.20
Net realized and unrealized gain/(loss)
  on investments .......................        0.06           0.03          (0.04)         (0.12)         (0.04)
                                           ---------      ---------      ---------      ---------      ---------
Total from investment operations .......        0.52           0.44           0.22           0.13           0.16
                                           ---------      ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS:
Distributions from net investment income       (0.47)         (0.43)         (0.29)         (0.25)         (0.28)
Distributions from net realized gains ..         --             --             --             --           (0.02)
                                           ---------      ---------      ---------      ---------      ---------
Total distributions ....................       (0.47)         (0.43          (0.29)         (0.25)         (0.30)
                                           ---------      ---------      ---------      ---------      ---------

Net asset value, end of year ...........   $   10.02      $    9.97      $    9.96      $   10.03      $   10.15
                                           =========      =========      =========      =========      =========

TOTAL RETURN ...........................        5.40%          4.49%          2.23%          1.33%          1.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ....    $   53,836     $   41,165     $   49,888     $   48,350     $   69,482
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....        0.35%          0.35%          0.35%          0.35%          0.35%
  Before waivers and reimbursements ....        0.59%          0.63%          0.67%          0.66%          0.59%
Ratio of net investment income
  to average net assets:
  Net of waivers and reimbursements ....        4.64%          4.04%          2.63%          1.88%          1.99%
  Before waivers and reimbursements ....        4.40%          3.76%          2.31%          1.57%          1.75%
Portfolio turnover rate ................          55%            84%            47%            28%            74%

   The accompanying notes are an integral part of these financial statements.

                                   PIA FUNDS
               NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007

NOTE 1. ORGANIZATION

         The PIA Moderate Duration Bond Fund (formerly, PIA Total Return Bond
Fund) and PIA Short-Term Securities Fund (formerly, PIA Short-Term Government Securities Fund) (together, the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA Moderate Duration Bond Fund (the "Moderate Duration Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The investment objective of the PIA Short-Term Securities Fund (the "Short-Term Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Moderate Duration Fund and Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. As of November 30, 2007, the Moderate Duration Fund and the Short-Term Fund held fair valued securities with a market value of $0 and $1,882,529 or 0% and 3.5% of total net assets, respectively. Investments in other mutual funds are valued at their net asset value.

         REPURCHASE AGREEMENTs - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

         SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

         FUTURES TRANSACTIONS - In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

         Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the Fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

         FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

         RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2007, the Moderate Duration Fund had an increase in undistributed net investment income of $394, and an increase in accumulated net realized loss of $394. The Short-Term Fund had a decrease in undistributed net investment loss of $71,934 and an increase in accumulated net realized loss of $71,934.

         NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be May 31, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

         In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Moderate Duration Fund and Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of the Funds. For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund incurred $34,863 and $99,996 in advisory fees, respectively.

         The Funds are responsible for their own operating expenses. The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund's and the Short-Term Fund's aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the year ended November 30, 2007, the Adviser reduced its fees and absorbed Fund expenses in the amount of $129,792 and $119,302 for the Moderate Duration Fund and Short-Term Fund, respectively. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                               MODERATE
            YEAR             DURATION FUND        SHORT-TERM FUND
            ----             -------------        ---------------
            2008 ..........    $125,061               $157,341
            2009 ..........     118,908                138,639
            2010 .........      129,792                119,302
                               --------               --------
                               $373,761               $415,282
                               ========               ========

         U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund incurred $25,287 and $30,352 in administration fees, respectively.

         U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund incurred $34,069 and $34,592 in fund accounting fees, respectively, and $15,284 and $18,290 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund incurred $4,685 and $9,278 in custody fees, respectively.

         Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

         Certain officers of the Funds are employees of the Administrator.

         For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund were allocated $290 and $1,338 of the Chief Compliance Officer fee, respectively.

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

         The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of the Moderate Duration Fund's average daily net assets and 0.05% of the Short-Term Fund's average daily net assets. Prior to January 1, 2007, the Plan permitted the Short-Term Fund to pay for expenses at an annual rate of up to 0.10% of its average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Distributor as "Distribution Coordinator." For the year ended November 30, 2007, the Moderate Duration Fund and Short-Term Fund paid the Distributor $11,621 and $26,847, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

         For the year ended November 30, 2007, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $4,739,883 and $7,597,025, respectively, for the Moderate Duration Fund and $15,946,321 and $16,096,558, respectively, for the Short-Term Fund. Purchases and sales of U.S. government obligations for the year ended November 30, 2007 were $12,080,322 and $14,330,318, respectively, for the Moderate Duration Fund and $21,145,156 and $6,529,442, respectively, for the Short-Term Fund.

NOTE 6. LINE OF CREDIT

         The Moderate Duration Fund and Short-Term Fund have lines of credit in the amount of $3,250,000 and $18,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the year ended November 30, 2007, the Funds did not draw upon the lines of credit.

NOTE 7. FEDERAL INCOME TAX INFORMATION

         Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns. As of November 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                   MODERATE
                                                 DURATION FUND   SHORT-TERM FUND
                                                 -------------   ---------------
Cost of investments ........................     $ 10,359,902      $ 55,117,701
                                                 ============      ============
Gross tax unrealized appreciation ..........     $    221,369      $    322,020
Gross tax unrealized depreciation ..........          (86,900)          (66,049)
                                                 ------------      ------------
Net tax unrealized depreciation ............     $    134,469      $    255,971
                                                  ============      ============
Undistributed ordinary income ..............     $     10,196      $     14,581
Undistributed long-term capital gains ......             --                --
                                                  ------------      ------------
Total distributable earnings ...............     $     10,196      $     14,581
                                                  ============      ============
Other accumulated gains/(losses) ...........     $ (1,739,710)     $ (1,297,109)
                                                  ------------      ------------
Total accumulated earnings/(losses) ........     $ (1,595,045)     $ (1,026,557)
                                                  ============      ============

                                   PIA FUNDS
         NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (CONTINUED)

         At November 30, 2007, the Moderate Duration Fund and Short-Term Fund had accumulated capital loss carryforwards of $1,739,710 and $1,297,109, respectively, of which $0 and $525,317, respectively, expire in the year 2011, $1,578,550 and $326,612, respectively, expire in the year 2012, $0 and $183,103, respectively, expire in the year 2013, $161,160 and $218,276, respectively, expire in the year 2014 and $0 and $43,801, respectively, expire in the year 2015. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward.

         The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2006 was as follows:

                               MODERATE
                            DURATION FUND               SHORT-TERM FUND
                  ----------------------------   ------------------------------
                  Nov. 30, 2007  Nov. 30, 2006   Nov. 30, 2007    Nov. 30, 2006
                  -------------  -------------   -------------    -------------
Ordinary income    $  522,315      $  693,542      $2,383,252      $2,112,283

         Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 8. OTHER TAX INFORMATION

         For the year ended November 30, 2007, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2007 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA Moderate Duration Bond Fund
PIA Short-Term Securities Fund

We have audited the accompanying statements of assets and liabilities of PIA Moderate Duration Bond Fund (formerly, PIA Total Return Bond Fund) and PIA Short-Term Securities Fund (formerly PIA Short-Term Government Securities Fund), each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2004 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, as of November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 25, 2008

                                   PIA FUNDS
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2007

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

         A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE
12-MONTH PERIOD ENDED JUNE 30, 2007

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

         The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                   PIA FUNDS
          INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2007
                                  (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                   TRUSTEE          NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER          OF FUNDS         OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS        SINCE*          FUND COMPLEX**
--------------------------------------------------------------------------------
Walter E. Auch, Age 86                       1997                  2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman,
CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Citigroup Funds,
Sound Surgical Technologies, LLC and
UBS Fund Complex (consisting of 56 portfolios).
--------------------------------------------------------------------------------
James Clayburn LaForce, Age 78               2002                  2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group and Arena Pharmaceuticals.
--------------------------------------------------------------------------------
Donald E. O'Connor, Age 71                   1997                  2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds.
--------------------------------------------------------------------------------
George J. Rebhan, Age 73                     2002                  2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds.
--------------------------------------------------------------------------------
George T. Wofford III, Age 68                1997                  2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services,
Federal Home Loan Bank of San Francisco.
Other Directorships: None.

                                   PIA FUNDS
    INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2007 (CONTINUED)
                                  (UNAUDITED)

OFFICERS
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                   TRUSTEE          NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER          OF FUNDS         OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS        SINCE*          FUND COMPLEX**
--------------------------------------------------------------------------------
Jeanine M. Bajczyk, Age 42                   N/A                 N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and
Administration, U.S. Bancorp Fund
Services, LLC (since May 2006);
Senior Counsel, Wells Fargo Funds Management LLC
(May 2005 to May 2006); Associate Counsel,
Strong Financial Corporation (January 2001 to May 2005).
--------------------------------------------------------------------------------
Douglas G. Hess, Age 40                      N/A                 N/A
615 E. Michigan Street
Milwaukee, WI 53202
President
Vice President, Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since March 1997).
--------------------------------------------------------------------------------
Cheryl L. King, Age 46                       N/A                 N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Assistant Vice President, Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since October 1998).
--------------------------------------------------------------------------------
Joe D. Redwine, Age 60                       N/A                 N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer, U.S. Bancorp Fund
Services, LLC (since May 1991).
--------------------------------------------------------------------------------
Robert M. Slotky, Age 60                     N/A                 N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC
(since July 2001); formerly Senior Vice President,
Investment Company Administration, LLC.

-----------
*    The term for each Trustee is indefinite.
** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

     The Statement of Additional Information includes additional information about the Funds' trustees and officers and is available, without charge, upon request by calling 1-800-251-1970.

                                    ADVISER
                         Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (800) 251-1970

                                   CUSTODIAN
                                U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                              Milwaukee, WI 53212

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

       ----------------------------------------------------------------
                                FYE  11/30/07         FYE  11/30/06
       ----------------------------------------------------------------

       Audit Fees                       $58,800               $56,400
       Audit-Related Fees                 N/A                    N/A
       Tax Fees                         $10,400                $9,600
       All Other Fees                     N/A                    N/A

       ----------------------------------------------------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

  ---------------------------------- --------------------- -------------------
   Non-Audit Related Fees                FYE  11/30/07         FYE  11/30/06
  ---------------------------------- --------------------- -------------------
   Registrant                                 N/A                   N/A
   Registrant's Investment Adviser            N/A                   N/A
  ---------------------------------- --------------------- -------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees did not change.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ADVISORS SERIES TRUST

         By (Signature and Title)*  /S/ DOUGLAS G. HESS
                                    --------------------------------------------
                                    Douglas G. Hess, President

         Date         1/31/08
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ DOUGLAS G. HESS
                                   ---------------------------

                           Douglas G. Hess, President

         Date     1/31/08
              ------------------------------------------------

         By (Signature and Title)*   /S/ CHERYL L. KING
                                    --------------------------
                            Cheryl L. King, Treasurer

         Date_     1/31/08
              ------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.